JPMorgan Global Allocation Fund
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 48.0%
Australia — 0.7%
ANZ Group Holdings Ltd.	36	912
APA Group	16	97
Aristocrat Leisure Ltd.	7	248
ASX Ltd.	2	92
BHP Group Ltd.	61	2,102
Brambles Ltd.	16	254
CAR Group Ltd.	4	87
Cochlear Ltd.	1	146
Coles Group Ltd.	16	238
Commonwealth Bank of Australia	20	2,082
Computershare Ltd.	6	142
CSL Ltd.	6	734
Evolution Mining Ltd.	24	234
Fortescue Ltd.	20	295
Glencore plc	121	823
Goodman Group, REIT	25	522
Insurance Australia Group Ltd.	28	150
Lottery Corp. Ltd. (The)	27	95
Lynas Rare Earths Ltd. *	11	110
Macquarie Group Ltd.	4	639
Medibank Pvt Ltd.	33	106
National Australia Bank Ltd.	37	1,106
Northern Star Resources Ltd.	16	300
Origin Energy Ltd.	21	170
Pro Medicus Ltd.	1	88
Qantas Airways Ltd.	9	62
QBE Insurance Group Ltd.	18	248
REA Group Ltd.	1	83
Rio Tinto Ltd.	4	465
Rio Tinto plc	41	3,707
Santos Ltd.	39	190
Scentre Group, REIT	63	178
SGH Ltd.	2	78
Sigma Healthcare Ltd.	62	134
Sonic Healthcare Ltd.	6	90
South32 Ltd.	54	171
Stockland, REIT	29	109
Suncorp Group Ltd.	13	153
Telstra Group Ltd.	48	162
Transurban Group	37	362
Vicinity Ltd., REIT	47	80
Washington H Soul Pattinson & Co. Ltd. (a)	4	110
Wesfarmers Ltd.	14	787
Westpac Banking Corp.	41	1,104
WiseTech Global Ltd.	2	97

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Australia — continued
Woodside Energy Group Ltd.	23	403
Woolworths Group Ltd.	15	315
		20,860
Austria — 0.0% ^
Erste Group Bank AG	4	481
OMV AG	2	105
Raiffeisen Bank International AG	1	79
Verbund AG	1	60
		725
Belgium — 0.1%
Ageas SA	2	127
Anheuser-Busch InBev SA	12	855
D'ieteren Group	—	58
Elia Group SA/NV	1	76
Financiere de Tubize SA	—	61
Groupe Bruxelles Lambert NV	1	91
KBC Group NV	3	389
Lotus Bakeries NV (a)	—	59
Sofina SA	—	58
Syensqo SA	1	74
UCB SA	1	463
		2,311
Brazil — 0.5%
Axia Energia	115	1,186
Axia Energia (Preference) *	24	240
B3 SA - Brasil Bolsa Balcao	589	1,812
Banco do Brasil SA	186	887
Banco Santander Brasil SA	195	1,345
Itausa SA (Preference)	404	1,046
Localiza Rent a Car SA	132	1,212
MercadoLibre, Inc. *	—	1,248
Motiva Infraestrutura de Mobilidade SA	304	973
Petroleo Brasileiro SA (Preference)	367	2,629
Raia Drogasil SA	166	769
Telefonica Brasil SA	178	1,261
Yara International ASA	2	91
		14,699
Canada — 0.1%
Canadian Pacific Kansas City Ltd.	7	493
Shopify, Inc., Class A *	7	973
Teck Resources Ltd., Class B	27	1,447
		2,913
Chile — 0.0% ^
Antofagasta plc	5	235

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — 2.6%
Advanced Micro-Fabrication Equipment, Inc., Class A	17	836
Alibaba Group Holding Ltd.	416	8,840
Baidu, Inc., Class A *	78	1,502
BOC Hong Kong Holdings Ltd.	45	234
China Construction Bank Corp., Class H	2,831	2,858
China Hongqiao Group Ltd.	226	1,034
China International Capital Corp. Ltd., Class H (b)	396	1,073
China Merchants Bank Co. Ltd., Class A	275	1,525
China Minsheng Banking Corp. Ltd., Class H	1,494	744
China Resources Power Holdings Co. Ltd.	212	483
China Shenhua Energy Co. Ltd., Class H	126	696
China Yangtze Power Co. Ltd., Class A	201	761
CMOC Group Ltd., Class H	237	666
Contemporary Amperex Technology Co. Ltd., Class A	34	1,723
ENN Energy Holdings Ltd.	93	796
Fuyao Glass Industry Group Co. Ltd., Class H (b)	128	1,097
H World Group Ltd.	284	1,364
Jason Furniture Hangzhou Co. Ltd., Class A	147	748
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	99	826
KE Holdings, Inc., Class A	155	988
Kuaishou Technology (b)	131	1,336
Kweichow Moutai Co. Ltd., Class A	4	826
Loncin Motor Co. Ltd., Class A	336	740
Midea Group Co. Ltd., Class A	115	1,277
Montage Technology Co. Ltd., Class A	53	1,386
NetEase, Inc.	97	2,507
PetroChina Co. Ltd., Class H	1,648	1,958
Ping An Insurance Group Co. of China Ltd., Class H	469	4,355
Prosus NV	16	904
Sieyuan Electric Co. Ltd., Class A	36	948
SITC International Holdings Co. Ltd.	16	60
Tencent Holdings Ltd.	228	17,532
Wharf Holdings Ltd. (The)	13	42
Wilmar International Ltd.	23	61
WUS Printed Circuit Kunshan Co. Ltd., Class A	65	647
XCMG Construction Machinery Co. Ltd., Class A	459	709
Xiaomi Corp., Class B * (b)	228	1,032
Yangzijiang Shipbuilding Holdings Ltd.	31	81
Yum China Holdings, Inc.	81	4,024
Yum China Holdings, Inc.	34	1,712
Zijin Mining Group Co. Ltd., Class H	492	2,565
ZTO Express Cayman, Inc.	28	616
		74,112
Denmark — 0.3%
Carlsberg A/S, Class B (a)	1	153
Coloplast A/S, Class B	2	129
Danske Bank A/S	8	409

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Denmark — continued
Demant A/S * (a)	1	40
DSV A/S	2	691
Genmab A/S *	1	239
Novo Nordisk A/S, Class B	106	6,273
Novonesis Novozymes B (a)	4	259
Orsted A/S * (b)	6	143
Pandora A/S	1	77
ROCKWOOL A/S, Class B	1	39
Tryg A/S (a)	4	99
Vestas Wind Systems A/S	12	368
		8,919
Finland — 0.1%
Elisa OYJ	2	75
Fortum OYJ	6	127
Kesko OYJ, Class B	3	83
Kone OYJ, Class B	4	294
Metso OYJ	8	155
Neste OYJ	5	129
Nokia OYJ	64	410
Nordea Bank Abp	37	721
Orion OYJ, Class B	1	109
Sampo OYJ, Class A	29	324
Stora Enso OYJ, Class R (a)	7	80
UPM-Kymmene OYJ	6	175
Wartsila OYJ Abp	6	245
		2,927
France — 1.4%
Accor SA	2	128
Aeroports de Paris SA	—	55
Air Liquide SA	7	1,302
Airbus SE	7	1,635
Alstom SA *	4	133
Amundi SA (b)	1	65
AXA SA	21	950
BioMerieux	1	57
BNP Paribas SA	12	1,306
Bollore SE	9	48
Bouygues SA	2	124
Bureau Veritas SA (a)	4	132
Capgemini SE	2	288
Carrefour SA	7	116
Cie de Saint-Gobain SA	5	533
Cie Generale des Etablissements Michelin SCA	40	1,500
Covivio SA, REIT	1	43
Credit Agricole SA	13	278
Danone SA	8	609

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Dassault Aviation SA	—	90
Dassault Systemes SE	8	222
Edenred SE (a)	3	60
Eiffage SA	1	122
Engie SA	22	655
EssilorLuxottica SA	4	1,106
FDJ UNITED	1	35
Gecina SA, REIT	1	51
Getlink SE	4	72
Hermes International SCA	—	917
Ipsen SA	—	74
Kering SA	1	279
Klepierre SA, REIT	3	99
Legrand SA	3	503
L'Oreal SA	3	1,326
LVMH Moet Hennessy Louis Vuitton SE	12	8,008
Orange SA	22	416
Pernod Ricard SA	2	216
Publicis Groupe SA	3	274
Renault SA	2	87
Rexel SA	3	113
Safran SA	30	10,718
Sartorius Stedim Biotech	—	78
Societe Generale SA	9	744
Sodexo SA	1	54
Thales SA	1	341
TotalEnergies SE	24	1,735
Unibail-Rodamco-Westfield, REIT	1	161
Veolia Environnement SA	8	284
Vinci SA	6	862
		39,004
Germany — 1.2%
adidas AG	2	364
Allianz SE (Registered)	5	2,043
BASF SE	11	581
Bayer AG (Registered)	12	624
Bayerische Motoren Werke AG	3	347
Bayerische Motoren Werke AG (Preference)	1	68
Beiersdorf AG (a)	1	139
Brenntag SE (a)	1	89
Commerzbank AG	9	362
Continental AG	1	103
CTS Eventim AG & Co. KGaA (a)	1	63
Daimler Truck Holding AG	6	276
Deutsche Bank AG (Registered)	22	878
Deutsche Boerse AG	18	4,632
Deutsche Lufthansa AG (Registered)	7	74

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Deutsche Post AG	11	645
Deutsche Telekom AG (Registered)	44	1,483
Dr Ing hc F Porsche AG (Preference) (a) (b)	1	66
E.ON SE	27	572
Evonik Industries AG	3	48
Fresenius Medical Care AG	3	119
Fresenius SE & Co. KGaA	5	284
GEA Group AG	2	126
Hannover Rueck SE	1	205
Heidelberg Materials AG	2	440
Henkel AG & Co. KGaA	1	103
Henkel AG & Co. KGaA (Preference)	2	169
Hensoldt AG (a)	1	76
HOCHTIEF AG (a)	—	78
Infineon Technologies AG	110	5,359
Knorr-Bremse AG	1	101
LEG Immobilien SE	1	66
Mercedes-Benz Group AG	9	593
Merck KGaA	1	231
MTU Aero Engines AG	1	288
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5	3,194
Nemetschek SE	1	60
Porsche Automobil Holding SE (Preference)	2	78
Rational AG	—	49
Rheinmetall AG	—	1,172
RWE AG	8	482
SAP SE	12	2,507
Sartorius AG (Preference) (a)	—	88
Scout24 SE (b)	1	89
Siemens AG (Registered)	9	2,761
Siemens Energy AG *	9	1,587
Siemens Healthineers AG (b)	4	203
Symrise AG	2	134
Talanx AG	1	98
Volkswagen AG (Preference)	2	301
Vonovia SE	9	266
Zalando SE * (b)	3	77
		34,841
Greece — 0.1%
National Bank of Greece SA	91	1,609
Piraeus Bank SA *	141	1,426
		3,035
Guatemala — 0.0% ^
Millicom International Cellular SA	15	902
Hong Kong — 0.4%
AIA Group Ltd.	230	2,649

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
CK Asset Holdings Ltd.	23	134
CK Infrastructure Holdings Ltd.	8	62
CLP Holdings Ltd.	19	184
Futu Holdings Ltd., ADR *	1	111
Henderson Land Development Co. Ltd.	17	68
HKT Trust & HKT Ltd.	46	69
Hong Kong & China Gas Co. Ltd.	134	127
Hong Kong Exchanges & Clearing Ltd.	74	4,096
Hongkong Land Holdings Ltd.	13	110
Link, REIT	31	143
MTR Corp. Ltd. (a)	18	82
Power Assets Holdings Ltd.	17	128
Prudential plc	77	1,270
Sino Land Co. Ltd.	44	66
Sun Hung Kai Properties Ltd.	18	281
Swire Pacific Ltd., Class A	4	39
Techtronic Industries Co. Ltd.	82	1,126
WH Group Ltd. (b)	100	118
Wharf Real Estate Investment Co. Ltd.	20	69
		10,932
Hungary — 0.1%
OTP Bank Nyrt.	20	2,541
India — 1.2%
Axis Bank Ltd.	65	976
Axis Bank Ltd., GDR (b)	19	1,409
Bajaj Finance Ltd.	168	1,695
Biocon Ltd.	176	702
Blue Star Ltd.	33	660
Coforge Ltd.	29	517
Cyient Ltd.	53	659
Dr Reddy's Laboratories Ltd., ADR	46	617
Eternal Ltd. *	159	473
Godrej Consumer Products Ltd.	59	739
Havells India Ltd.	42	586
HDFC Bank Ltd., ADR	224	7,254
Hindalco Industries Ltd.	106	1,098
Indian Hotels Co. Ltd. (The)	105	773
IndusInd Bank Ltd. *	67	651
Infosys Ltd., ADR (a)	100	1,760
Mahindra & Mahindra Ltd.	60	2,222
Max Financial Services Ltd. *	139	2,444
NTPC Ltd.	293	1,136
PB Fintech Ltd. *	44	791
Petronet LNG Ltd.	211	666
Reliance Industries Ltd., GDR (c)	55	3,315

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
SBI Life Insurance Co. Ltd. (b)	47	1,026
UltraTech Cement Ltd.	7	1,026
		33,195
Indonesia — 0.1%
Bank Central Asia Tbk. PT	5,122	2,263
Jardine Matheson Holdings Ltd.	2	139
Telkom Indonesia Persero Tbk. PT	4,697	1,004
		3,406
Ireland — 0.1%
AerCap Holdings NV	15	2,166
AIB Group plc	26	287
Bank of Ireland Group plc	11	233
Kerry Group plc, Class A	2	173
Kingspan Group plc	2	161
		3,020
Israel — 0.1%
Azrieli Group Ltd.	—	68
Bank Hapoalim BM	15	371
Bank Leumi Le-Israel BM	18	430
Check Point Software Technologies Ltd. *	1	185
Elbit Systems Ltd.	—	236
ICL Group Ltd.	9	50
Israel Discount Bank Ltd., Class A	15	173
Mizrahi Tefahot Bank Ltd.	2	146
Nice Ltd. *	1	79
Nova Ltd. *	—	173
Phoenix Financial Ltd.	3	133
Teva Pharmaceutical Industries Ltd., ADR *	14	470
Wix.com Ltd. *	1	58
		2,572
Italy — 0.3%
Banca Mediolanum SpA	3	63
Banca Monte dei Paschi di Siena SpA	24	246
Banco BPM SpA	14	204
BPER Banca SpA	18	249
Coca-Cola HBC AG	3	142
Davide Campari-Milano NV	7	52
Enel SpA	98	1,080
Eni SpA	25	502
Ferrari NV	2	505
FinecoBank Banca Fineco SpA	7	195
Generali	10	418
Infrastrutture Wireless Italiane SpA (b)	3	30
Intesa Sanpaolo SpA	171	1,212
Leonardo SpA	5	325

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Italy — continued
Moncler SpA	3	164
Nexi SpA (a) (b)	6	27
Poste Italiane SpA (b)	5	145
Prysmian SpA	3	401
Recordati Industria Chimica e Farmaceutica SpA	1	76
Ryanair Holdings plc	10	344
Snam SpA	24	167
Telecom Italia SpA *	138	93
Terna - Rete Elettrica Nazionale	17	183
UniCredit SpA	17	1,468
Unipol Assicurazioni SpA	4	95
		8,386
Ivory Coast — 0.0% ^
Endeavour Mining plc	2	132
Japan — 2.7%
Advantest Corp.	9	1,522
Aeon Co. Ltd.	27	367
AGC, Inc.	2	89
Aisin Corp.	6	106
Ajinomoto Co., Inc.	11	249
ANA Holdings, Inc.	2	37
Asahi Group Holdings Ltd.	18	192
Asahi Kasei Corp.	16	151
Asics Corp.	8	202
Astellas Pharma, Inc.	22	302
Bandai Namco Holdings, Inc.	7	182
Bridgestone Corp.	14	311
Canon, Inc.	10	317
Capcom Co. Ltd.	4	107
Central Japan Railway Co.	9	259
Chiba Bank Ltd. (The)	7	92
Chubu Electric Power Co., Inc.	8	119
Chugai Pharmaceutical Co. Ltd.	8	463
Concordia Financial Group Ltd.	12	113
Dai Nippon Printing Co. Ltd.	5	84
Daifuku Co. Ltd.	4	140
Dai-ichi Life Holdings, Inc.	42	371
Daiichi Sankyo Co. Ltd.	22	396
Daikin Industries Ltd.	3	383
Daito Trust Construction Co. Ltd.	4	71
Daiwa House Industry Co. Ltd.	7	228
Daiwa Securities Group, Inc.	16	156
Denso Corp.	21	291
Disco Corp.	1	469
East Japan Railway Co.	12	291
Ebara Corp.	6	170

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Eisai Co. Ltd.	3	89
ENEOS Holdings, Inc.	32	275
FANUC Corp.	11	450
Fast Retailing Co. Ltd.	2	878
Fuji Electric Co. Ltd.	2	121
FUJIFILM Holdings Corp.	13	268
Fujikura Ltd.	3	377
Fujitsu Ltd.	21	589
Hankyu Hanshin Holdings, Inc.	3	81
Hikari Tsushin, Inc.	—	55
Hitachi Ltd.	55	1,908
Honda Motor Co. Ltd.	44	447
Hoya Corp.	4	688
Hulic Co. Ltd.	6	66
Idemitsu Kosan Co. Ltd.	9	79
IHI Corp.	12	287
Inpex Corp.	11	237
Isuzu Motors Ltd.	6	103
ITOCHU Corp.	71	915
Japan Airlines Co. Ltd.	2	32
Japan Exchange Group, Inc.	148	1,619
Japan Post Bank Co. Ltd.	21	382
Japan Post Holdings Co. Ltd.	21	257
Japan Post Insurance Co. Ltd.	2	68
Japan Tobacco, Inc.	14	520
JFE Holdings, Inc.	7	93
JX Advanced Metals Corp.	7	108
Kajima Corp.	5	208
Kansai Electric Power Co., Inc. (The)	11	182
Kao Corp.	6	224
Kawasaki Heavy Industries Ltd.	2	150
Kawasaki Kisen Kaisha Ltd.	4	61
KDDI Corp.	35	594
Keyence Corp.	15	5,356
Kikkoman Corp.	8	74
Kioxia Holdings Corp. *	2	301
Kirin Holdings Co. Ltd.	9	145
Kobe Bussan Co. Ltd.	2	44
Komatsu Ltd.	11	436
Konami Group Corp.	1	175
Kubota Corp.	12	181
Kyocera Corp.	15	231
Kyowa Kirin Co. Ltd.	3	45
Lasertec Corp.	1	230
LY Corp.	33	85
M3, Inc.	5	65
Makita Corp.	3	94

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Marubeni Corp.	17	563
MatsukiyoCocokara & Co.	4	62
MINEBEA MITSUMI, Inc.	4	90
Mitsubishi Chemical Group Corp.	15	102
Mitsubishi Corp.	39	1,028
Mitsubishi Electric Corp.	23	713
Mitsubishi Estate Co. Ltd.	13	326
Mitsubishi HC Capital, Inc.	11	92
Mitsubishi Heavy Industries Ltd.	38	1,134
Mitsubishi UFJ Financial Group, Inc.	399	7,224
Mitsui & Co. Ltd.	30	970
Mitsui Fudosan Co. Ltd.	32	365
Mitsui OSK Lines Ltd.	4	128
Mizuho Financial Group, Inc.	30	1,298
MonotaRO Co. Ltd.	3	40
MS&AD Insurance Group Holdings, Inc.	15	395
Murata Manufacturing Co. Ltd.	20	406
NEC Corp.	16	529
Nexon Co. Ltd.	5	108
NIDEC Corp.	10	143
Nintendo Co. Ltd.	13	824
Nippon Building Fund, Inc., REIT	—	87
Nippon Paint Holdings Co. Ltd.	11	76
Nippon Sanso Holdings Corp.	2	64
Nippon Steel Corp.	58	242
Nippon Yusen KK	5	164
Nissan Motor Co. Ltd. *	27	65
Nitori Holdings Co. Ltd.	5	82
Nitto Denko Corp.	8	182
Nomura Holdings, Inc.	36	327
Nomura Research Institute Ltd.	5	137
NTT, Inc.	359	361
Obayashi Corp.	8	172
Obic Co. Ltd.	4	108
Olympus Corp.	14	164
Oracle Corp.	1	34
Oriental Land Co. Ltd.	13	228
ORIX Corp.	14	427
Osaka Gas Co. Ltd.	4	161
Otsuka Corp.	3	54
Otsuka Holdings Co. Ltd.	5	311
Pan Pacific International Holdings Corp.	23	136
Panasonic Holdings Corp.	28	384
Rakuten Group, Inc. *	18	109
Recruit Holdings Co. Ltd.	17	890
Renesas Electronics Corp. *	21	356
Resona Holdings, Inc.	25	290

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Ryohin Keikaku Co. Ltd.	6	122
Sanrio Co. Ltd.	2	65
SBI Holdings, Inc.	7	154
SCREEN Holdings Co. Ltd.	1	127
Secom Co. Ltd.	5	176
Seibu Holdings, Inc.	3	66
Sekisui Chemical Co. Ltd.	5	80
Sekisui House Ltd.	7	160
Seven & i Holdings Co. Ltd.	25	358
SG Holdings Co. Ltd.	4	34
Shimadzu Corp.	3	76
Shimano, Inc.	1	103
Shin-Etsu Chemical Co. Ltd.	20	668
Shionogi & Co. Ltd.	9	187
Shiseido Co. Ltd.	5	82
SMC Corp.	1	272
SoftBank Corp.	345	469
SoftBank Group Corp.	46	1,256
Sompo Holdings, Inc.	11	369
Sony Financial Group, Inc. *	73	73
Sony Group Corp.	278	6,132
Subaru Corp.	7	150
Sumitomo Corp.	13	532
Sumitomo Electric Industries Ltd.	9	376
Sumitomo Metal Mining Co. Ltd.	3	170
Sumitomo Mitsui Financial Group, Inc.	44	1,548
Sumitomo Mitsui Trust Group, Inc.	8	254
Sumitomo Realty & Development Co. Ltd.	7	206
Suntory Beverage & Food Ltd.	2	54
Suzuki Motor Corp.	19	258
Sysmex Corp.	6	58
T&D Holdings, Inc.	6	138
Taisei Corp.	2	180
Takeda Pharmaceutical Co. Ltd.	19	650
TDK Corp.	23	302
Terumo Corp.	16	209
TIS, Inc.	3	76
Toho Co. Ltd.	1	66
Tokio Marine Holdings, Inc.	22	824
Tokyo Electron Ltd.	5	1,439
Tokyo Gas Co. Ltd.	4	169
Tokyo Metro Co. Ltd.	4	37
Tokyu Corp.	6	68
TOPPAN Holdings, Inc.	3	86
Toray Industries, Inc.	17	123
Toyota Industries Corp.	2	256
Toyota Motor Corp.	329	7,459

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Toyota Tsusho Corp.	8	302
Trend Micro, Inc. *	2	59
Tsuruha Holdings, Inc.	3	46
Unicharm Corp.	13	81
West Japan Railway Co.	5	100
Yamaha Motor Co. Ltd.	11	83
Yokogawa Electric Corp.	3	90
Zensho Holdings Co. Ltd.	1	65
ZOZO, Inc.	5	45
		77,842
Kazakhstan — 0.0% ^
Kaspi.KZ JSC, ADR *	7	520
Luxembourg — 0.0% ^
ArcelorMittal SA	6	305
CVC Capital Partners plc (b)	3	45
Eurofins Scientific SE	1	115
		465
Macau — 0.0% ^
Galaxy Entertainment Group Ltd.	148	752
Sands China Ltd.	29	63
		815
Malaysia — 0.0% ^
Malayan Banking Bhd.	379	1,134
Mexico — 0.2%
Arca Continental SAB de CV	73	827
Fresnillo plc	3	130
Grupo Aeroportuario del Sureste SAB de CV, ADR	4	1,177
Grupo Financiero Banorte SAB de CV, Class O	113	1,275
Regional SAB de CV	129	1,160
Wal-Mart de Mexico SAB de CV	308	977
		5,546
Netherlands — 0.8%
ABN AMRO Bank NV, CVA (b)	7	258
Adyen NV * (b)	—	449
Akzo Nobel NV	2	144
Argenx SE *	—	623
ASM International NV	1	473
ASML Holding NV	10	14,113
ASR Nederland NV	2	137
BE Semiconductor Industries NV	1	171
Euronext NV (b)	1	128
EXOR NV	1	92
Heineken Holding NV	2	115
Heineken NV	26	2,177

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — continued
IMCD NV	1	66
ING Groep NV	36	1,071
JDE Peet's NV	2	77
Koninklijke Ahold Delhaize NV	11	421
Koninklijke KPN NV	47	228
Koninklijke Philips NV	9	266
Magnum Ice Cream Co. NV (The) *	6	105
Nebius Group NV * (a)	3	217
NN Group NV	3	256
NXP Semiconductors NV	8	1,761
Randstad NV	1	46
uniQure NV *	6	137
Universal Music Group NV	13	324
Wolters Kluwer NV	3	262
		24,117
New Zealand — 0.0% ^
Auckland International Airport Ltd.	21	101
Contact Energy Ltd.	10	57
Fisher & Paykel Healthcare Corp. Ltd.	7	165
Infratil Ltd.	11	74
Meridian Energy Ltd.	16	54
Xero Ltd. *	2	130
		581
Norway — 0.1%
Aker BP ASA	4	111
DNB Bank ASA	11	306
Equinor ASA	9	247
Gjensidige Forsikring ASA	2	68
Kongsberg Gruppen ASA	5	182
Mowi ASA	6	129
Norsk Hydro ASA	17	147
Orkla ASA	8	100
Salmar ASA	1	48
Telenor ASA	7	125
		1,463
Peru — 0.1%
Intercorp Financial Services, Inc.	28	1,373
Poland — 0.0% ^
InPost SA *	3	47
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R (a)	91	98
EDP SA	38	193
Galp Energia SGPS SA	5	100
Jeronimo Martins SGPS SA	25	600
		991

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Russia — 0.0%
Severstal PAO, GDR ‡ * (b)	58	— (d)
Saudi Arabia — 0.1%
Al Rajhi Bank	108	3,071
Singapore — 0.4%
CapitaLand Ascendas, REIT	47	105
CapitaLand Integrated Commercial Trust, REIT	73	137
CapitaLand Investment Ltd.	28	68
DBS Group Holdings Ltd.	127	5,913
Grab Holdings Ltd., Class A *	28	123
Keppel Ltd.	18	151
Oversea-Chinese Banking Corp. Ltd.	41	679
Sea Ltd., ADR *	12	1,359
Sembcorp Industries Ltd.	11	51
Singapore Airlines Ltd.	19	94
Singapore Exchange Ltd.	10	143
Singapore Technologies Engineering Ltd.	19	144
Singapore Telecommunications Ltd.	292	1,054
STMicroelectronics NV	8	230
United Overseas Bank Ltd.	15	455
		10,706
South Africa — 0.4%
Absa Group Ltd.	98	1,549
Anglo American plc	13	623
Capitec Bank Holdings Ltd.	4	1,073
Gold Fields Ltd.	48	2,379
Gold Fields Ltd., ADR	31	1,556
MTN Group Ltd.	90	999
Sibanye Stillwater Ltd. *	304	1,321
Woolworths Holdings Ltd.	176	590
		10,090
South Korea — 1.4%
APR Corp. *	5	932
Coupang, Inc. *	20	411
Delivery Hero SE * (a) (b)	2	64
Hana Financial Group, Inc.	16	1,108
HD Hyundai Electric Co. Ltd.	1	897
Hugel, Inc. *	3	475
Hyundai Glovis Co. Ltd.	5	919
JB Financial Group Co. Ltd.	48	835
JYP Entertainment Corp. *	12	614
KakaoBank Corp.	43	683
Kia Corp.	26	2,759
Korea Aerospace Industries Ltd.	15	1,768
KT Corp.	12	463
KT Corp., ADR	58	1,208

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
Samsung Biologics Co. Ltd. * (b)	1	801
Samsung Electronics Co. Ltd.	144	15,903
SK hynix, Inc.	16	9,960
S-Oil Corp. *	10	726
		40,526
Spain — 0.3%
Acciona SA	—	63
ACS Actividades de Construccion y Servicios SA	2	238
Aena SME SA (b)	9	279
Amadeus IT Group SA	5	363
Banco Bilbao Vizcaya Argentaria SA	69	1,758
Banco de Sabadell SA	60	236
Banco Santander SA	179	2,284
Bankinter SA	8	138
CaixaBank SA	47	618
Cellnex Telecom SA (b)	6	183
EDP Renovaveis SA	4	57
Endesa SA (a)	4	141
Grifols SA	4	46
Iberdrola SA	77	1,738
Industria de Diseno Textil SA	13	853
Mapfre SA	11	51
Naturgy Energy Group SA	3	91
Redeia Corp. SA (a)	5	84
Repsol SA	14	267
Telefonica SA	44	179
		9,667
Sweden — 0.6%
AddTech AB, Class B	3	101
Alfa Laval AB	3	201
Assa Abloy AB, Class B	12	487
Atlas Copco AB, Class A	212	4,363
Atlas Copco AB, Class B	19	337
Beijer Ref AB	5	70
Boliden AB *	3	239
Epiroc AB, Class A	8	222
Epiroc AB, Class B	5	116
EQT AB (a)	6	225
Essity AB, Class B	7	214
Evolution AB (a) (b)	2	104
Fastighets AB Balder, Class B * (a)	9	65
H & M Hennes & Mauritz AB, Class B	6	119
Hexagon AB, Class B	25	281
Holmen AB, Class B	1	32
Industrivarden AB, Class A	1	71
Industrivarden AB, Class C (a)	2	94

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Indutrade AB	3	77
Investment AB Latour, Class B	2	44
Investor AB, Class B	22	844
L E Lundbergforetagen AB, Class B	1	54
Lifco AB, Class B	3	96
Nibe Industrier AB, Class B (a)	18	69
Saab AB, Class B (a)	4	300
Sagax AB, Class B	3	58
Sandvik AB	13	506
Securitas AB, Class B	6	97
Skandinaviska Enskilda Banken AB, Class A	18	391
Skanska AB, Class B	4	124
SKF AB, Class B	4	107
Svenska Cellulosa AB SCA, Class B (a)	7	91
Svenska Handelsbanken AB, Class A (a)	17	276
Swedbank AB, Class A	10	397
Swedish Orphan Biovitrum AB *	2	90
Tele2 AB, Class B	6	120
Telefonaktiebolaget LM Ericsson, Class B	34	364
Telia Co. AB	28	129
Trelleborg AB, Class B	2	99
Volvo AB, Class B	147	5,329
		17,003
Switzerland — 0.5%
ABB Ltd. (Registered)	19	1,622
Avolta AG	1	64
Banque Cantonale Vaudoise (Registered) (a)	—	49
Barry Callebaut AG (Registered)	—	76
Belimo Holding AG (Registered)	—	129
BKW AG	—	48
Chocoladefabriken Lindt & Spruengli AG	—	158
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	148
Cie Financiere Richemont SA (Registered)	7	1,254
DSM-Firmenich AG	2	164
EMS-Chemie Holding AG (Registered)	—	65
Galderma Group AG	2	346
Geberit AG (Registered) (a)	—	312
Givaudan SA (Registered)	—	429
Helvetia Baloise Holding AG	1	240
Julius Baer Group Ltd.	3	206
Kuehne + Nagel International AG (Registered)	1	134
Logitech International SA (Registered)	2	158
Lonza Group AG (Registered)	1	573
Partners Group Holding AG	—	372
Sandoz Group AG (a)	5	398
Schindler Holding AG (a)	1	189
Schindler Holding AG (Registered)	—	103

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — continued
SGS SA (Registered)	2	239
Sika AG (Registered)	2	352
Sonova Holding AG (Registered)	1	166
Straumann Holding AG (Registered) (a)	1	161
Swatch Group AG (The) (a)	—	82
Swiss Life Holding AG (Registered) (a)	—	376
Swiss Prime Site AG (Registered)	1	164
Swisscom AG (Registered) (a)	—	255
UBS Group AG (Registered)	96	4,519
VAT Group AG (a) (b)	—	209
Zurich Insurance Group AG (a)	2	1,251
		15,011
Taiwan — 2.1%
Accton Technology Corp.	24	839
ASE Technology Holding Co. Ltd.	178	1,655
CTBC Financial Holding Co. Ltd.	792	1,276
Delta Electronics, Inc.	79	3,015
Elite Material Co. Ltd.	21	1,139
Formosa Chemicals & Fibre Corp.	614	822
Hon Hai Precision Industry Co. Ltd.	76	525
MediaTek, Inc.	12	666
Quanta Computer, Inc.	119	1,047
Realtek Semiconductor Corp.	72	1,102
Taiwan Semiconductor Manufacturing Co. Ltd.	683	37,754
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25	8,109
Wiwynn Corp.	13	1,503
Yuanta Financial Holding Co. Ltd.	663	903
Zhen Ding Technology Holding Ltd.	130	801
		61,156
Turkey — 0.0% ^
BIM Birlesik Magazalar A/S	54	827
United Arab Emirates — 0.1%
Abu Dhabi Islamic Bank PJSC	153	1,013
ADNOC Drilling Co. PJSC	365	530
Emaar Properties PJSC	312	1,277
NMC Health plc ‡ *	3	— (d)
		2,820
United Kingdom — 1.2%
3i Group plc	12	548
Admiral Group plc	3	118
Ashtead Group plc	5	326
Associated British Foods plc	4	101
AstraZeneca plc	19	3,472
Autotrader Group plc (b)	10	77
Aviva plc	37	320

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
BAE Systems plc	36	981
Barclays plc	168	1,120
Barratt Redrow plc	16	87
British American Tobacco plc	26	1,587
BT Group plc	72	188
Bunzl plc	4	110
Centrica plc	57	148
CK Hutchison Holdings Ltd.	33	261
Coca-Cola Europacific Partners plc	3	229
Compass Group plc	20	612
DCC plc	1	65
Diageo plc	27	616
Entain plc	7	60
Halma plc	5	221
Hikma Pharmaceuticals plc	2	42
HSBC Holdings plc	207	3,649
Imperial Brands plc	9	387
Informa plc	16	188
InterContinental Hotels Group plc	2	235
International Consolidated Airlines Group SA	14	81
Intertek Group plc	2	114
J Sainsbury plc	21	91
JD Sports Fashion plc	30	34
Kingfisher plc	21	96
Land Securities Group plc, REIT	8	76
Legal & General Group plc	68	249
Lloyds Banking Group plc	711	1,062
London Stock Exchange Group plc	6	626
M&G plc	27	116
Marks & Spencer Group plc	25	124
Melrose Industries plc	15	130
National Grid plc	60	1,013
NatWest Group plc	360	3,284
Next plc	1	254
Pearson plc	7	91
Phoenix Group Holdings plc	8	85
Reckitt Benckiser Group plc	8	676
RELX plc	22	777
Rentokil Initial plc	30	188
Rolls-Royce Holdings plc	101	1,691
Sage Group plc (The)	12	152
Schroders plc	9	54
Segro plc, REIT	15	161
Severn Trent plc	3	130
Smith & Nephew plc	10	165
Smiths Group plc	4	135
Spirax Group plc	1	88

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
SSE plc	15	482
Standard Chartered plc	23	598
TechnipFMC plc	34	1,878
Tesco plc	78	454
Unilever plc	26	1,781
United Utilities Group plc	8	140
Vodafone Group plc	230	339
Whitbread plc	2	78
Wise plc, Class A *	8	103
		33,344
United States — 27.6%
3M Co.	36	5,448
AbbVie, Inc.	29	6,529
Accenture plc, Class A	30	7,953
Aegon Ltd.	16	125
Affirm Holdings, Inc., Class A *	5	311
Alaska Air Group, Inc. *	17	855
Albemarle Corp.	13	2,160
Alcoa Corp.	28	1,594
Alcon AG	6	486
Alnylam Pharmaceuticals, Inc. *	5	1,628
Alphabet, Inc., Class A	37	12,531
Alphabet, Inc., Class C	63	21,237
Amazon.com, Inc. *	151	36,033
American Express Co.	16	5,770
American Homes 4 Rent, Class A, REIT	14	451
American Tower Corp., REIT	17	3,086
AMETEK, Inc.	9	2,094
Amphenol Corp., Class A	24	3,459
Amrize Ltd. *	26	1,357
Analog Devices, Inc.	8	2,506
Andersen Group, Inc., Class A * (a)	5	110
AP Moller - Maersk A/S, Class A	—	86
AP Moller - Maersk A/S, Class B (a)	—	116
Apple, Inc.	130	33,774
AppLovin Corp., Class A *	4	1,658
Arch Capital Group Ltd. *	3	317
Arthur J Gallagher & Co.	7	1,834
AT&T, Inc.	124	3,241
AutoZone, Inc. *	1	5,393
AvalonBay Communities, Inc., REIT	6	1,035
Axalta Coating Systems Ltd. *	13	445
Baker Hughes Co., Class A	80	4,505
Bank of America Corp.	204	10,858
Berkshire Hathaway, Inc., Class B *	14	6,649
Best Buy Co., Inc.	7	430
Biogen, Inc. *	7	1,234

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
BJ's Wholesale Club Holdings, Inc. *	22	2,075
Boeing Co. (The) *	6	1,323
Booking Holdings, Inc.	1	3,351
Booz Allen Hamilton Holding Corp.	9	779
BP plc	189	1,199
Bristol-Myers Squibb Co.	130	7,176
Broadcom, Inc.	58	19,210
Burlington Stores, Inc. *	8	2,505
Buzzi SpA	1	53
BWX Technologies, Inc.	9	1,816
Capital One Financial Corp.	7	1,558
Carlisle Cos., Inc.	1	286
Carvana Co. *	3	1,394
Casey's General Stores, Inc.	2	1,211
CBRE Group, Inc., Class A *	10	1,774
CDW Corp.	3	393
Celanese Corp.	10	454
Cencora, Inc.	8	2,723
Charles Schwab Corp. (The)	97	10,103
Chemours Co. (The)	47	697
Chevron Corp.	5	927
Chipotle Mexican Grill, Inc., Class A *	6	221
Chubb Ltd.	2	522
Ciena Corp. *	7	1,807
Cigna Group (The)	3	925
Cisco Systems, Inc.	6	481
Cleveland-Cliffs, Inc. *	44	607
Cloudflare, Inc., Class A *	3	585
CME Group, Inc.	18	5,221
Columbia Sportswear Co.	6	305
Comfort Systems USA, Inc.	2	1,832
ConocoPhillips	10	1,027
Corning, Inc.	25	2,600
Corpay, Inc. *	6	1,819
Crowdstrike Holdings, Inc., Class A *	3	1,411
CyberArk Software Ltd. *	1	262
Danaher Corp.	7	1,570
Darden Restaurants, Inc.	13	2,606
Deere & Co.	2	831
Dominion Energy, Inc.	68	4,120
DoorDash, Inc., Class A *	11	2,301
Dover Corp.	5	994
EastGroup Properties, Inc., REIT	1	234
Eaton Corp. plc	5	1,718
Elevance Health, Inc.	3	1,065
elf Beauty, Inc. *	2	186
Eli Lilly & Co.	3	3,450

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Emerson Electric Co.	19	2,825
EOG Resources, Inc.	30	3,355
EQT Corp.	42	2,423
Equinix, Inc., REIT	3	2,554
EquipmentShare.com, Inc., Class A *	14	434
Expedia Group, Inc.	9	2,428
Experian plc	11	417
Exxon Mobil Corp.	95	13,432
FedEx Corp.	3	900
Ferrovial SE	6	417
Fidelity National Information Services, Inc.	53	2,924
Fifth Third Bancorp	48	2,402
Figma, Inc., Class A *	4	110
First Citizens BancShares, Inc., Class A	1	3,036
Fiserv, Inc. *	22	1,382
Flowserve Corp.	24	1,883
Flutter Entertainment plc *	5	758
Ford Motor Co.	99	1,376
Fortune Brands Innovations, Inc.	3	186
Freeport-McMoRan, Inc.	22	1,349
Gap, Inc. (The)	43	1,212
Garmin Ltd.	5	960
Gates Industrial Corp. plc *	97	2,244
GE HealthCare Technologies, Inc.	11	866
General Dynamics Corp.	2	761
Genpact Ltd.	18	815
Gentex Corp.	22	513
Gilead Sciences, Inc.	12	1,704
GoDaddy, Inc., Class A *	3	261
Goldman Sachs Group, Inc. (The)	4	3,486
GSK plc	49	1,263
Haleon plc	107	560
Hayward Holdings, Inc. *	21	341
HCA Healthcare, Inc.	1	437
Henry Schein, Inc. *	21	1,560
Hewlett Packard Enterprise Co.	113	2,429
Hilton Worldwide Holdings, Inc.	3	849
Holcim AG	6	632
Host Hotels & Resorts, Inc., REIT	15	276
Howmet Aerospace, Inc.	19	3,927
HubSpot, Inc. *	3	775
Humana, Inc.	13	2,599
Huntington Bancshares, Inc.	110	1,919
ICON plc *	11	1,937
Incora Intermediate LLC ‡ *	—	5
Insmed, Inc. *	16	2,563
Interactive Brokers Group, Inc., Class A	20	1,482

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Intercontinental Exchange, Inc.	4	752
International Business Machines Corp.	4	1,144
International Paper Co.	5	218
Intuit, Inc.	5	2,618
Intuitive Surgical, Inc. *	4	2,092
Invitation Homes, Inc., REIT	12	317
Ionis Pharmaceuticals, Inc. *	4	325
IQVIA Holdings, Inc. *	5	1,238
ITT, Inc.	12	2,189
Jabil, Inc.	2	536
James Hardie Industries plc, ADR *	36	831
JB Hunt Transport Services, Inc.	3	580
Johnson & Johnson	61	13,868
Keurig Dr Pepper, Inc.	9	247
Kinder Morgan, Inc.	14	431
Kinsale Capital Group, Inc.	1	393
KKR & Co., Inc.	2	279
Kontoor Brands, Inc.	28	1,665
Labcorp Holdings, Inc.	9	2,503
Linde plc	5	2,308
Live Nation Entertainment, Inc. *	3	479
Loews Corp.	6	632
Lowe's Cos., Inc.	34	8,985
LyondellBasell Industries NV, Class A	10	479
M&T Bank Corp.	5	1,211
Marriott International, Inc., Class A	12	3,649
Marsh & McLennan Cos., Inc.	9	1,783
Martin Marietta Materials, Inc.	1	490
Mastercard, Inc., Class A	26	14,159
Mattel, Inc. *	22	465
McDonald's Corp.	27	8,648
Medtronic plc	67	6,914
Merck & Co., Inc.	6	660
Meta Platforms, Inc., Class A	41	29,342
Mettler-Toledo International, Inc. *	1	737
MGIC Investment Corp.	23	611
Micron Technology, Inc.	9	3,864
Microsoft Corp.	85	36,369
Mid-America Apartment Communities, Inc., REIT	5	640
Middleby Corp. (The) *	3	383
Mohawk Industries, Inc. *	4	443
Molina Healthcare, Inc. *	1	146
Monday.com Ltd. *	1	60
Mondelez International, Inc., Class A	28	1,617
Moran Foods Backstop Equity ‡ *	2,995	—
Morgan Stanley	33	5,948
Murphy USA, Inc.	1	367

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
MYT Holding LLC ‡ *	23	6
Natera, Inc. *	8	1,774
Nestle SA (Registered)	31	2,954
Netflix, Inc. *	42	3,494
Neurocrine Biosciences, Inc. *	17	2,259
Newmont Corp.	6	633
Nexstar Media Group, Inc.	2	436
NextEra Energy, Inc.	120	10,533
NIKE, Inc., Class B	3	182
NMG Parent LLC, Escrow ‡ * (a)	1	1
Novartis AG (Registered)	23	3,389
Nuvalent, Inc., Class A *	8	776
NVIDIA Corp.	299	57,205
Okta, Inc. *	3	294
Omnicom Group, Inc.	14	1,081
ON Semiconductor Corp. *	30	1,801
Oracle Corp.	13	2,216
Packaging Corp. of America	3	606
Palo Alto Networks, Inc. *	11	1,901
Paylocity Holding Corp. *	2	239
PepsiCo, Inc.	29	4,457
Performance Food Group Co. *	17	1,594
PG&E Corp.	30	460
Philip Morris International, Inc.	20	3,667
Pinterest, Inc., Class A *	33	720
Post Holdings, Inc. *	6	602
Procter & Gamble Co. (The)	4	642
Progressive Corp. (The)	5	1,034
Public Service Enterprise Group, Inc.	3	277
Public Storage, REIT	2	548
QIAGEN NV (a)	2	131
Quanta Services, Inc.	6	2,681
Quest Diagnostics, Inc.	5	868
Range Resources Corp.	24	901
Raymond James Financial, Inc.	7	1,098
Rayonier, Inc., REIT	10	228
Reddit, Inc., Class A *	6	1,032
Regency Centers Corp., REIT	10	741
Regeneron Pharmaceuticals, Inc.	4	2,774
Regions Financial Corp.	79	2,245
Robinhood Markets, Inc., Class A *	19	1,849
ROBLOX Corp., Class A *	15	1,006
Roche Holding AG	8	3,839
Roche Holding AG	—	178
Roper Technologies, Inc.	4	1,574
RTX Corp.	18	3,537
Ryder System, Inc.	8	1,503

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Saia, Inc. *	2	835
Sanofi SA	13	1,252
SBA Communications Corp., REIT	2	393
Schneider Electric SE	7	1,889
ServiceNow, Inc. *	19	2,211
Shell plc	70	2,675
Silgan Holdings, Inc.	29	1,271
Smurfit WestRock plc	12	493
Snowflake, Inc., Class A *	10	1,972
Southern Co. (The)	61	5,415
Southwest Airlines Co.	43	2,066
Spotify Technology SA *	5	2,299
State Street Corp.	9	1,172
Stellantis NV	24	237
Stryker Corp.	9	3,500
Swiss Re AG	4	574
Take-Two Interactive Software, Inc. *	9	1,925
TD SYNNEX Corp.	16	2,599
Tenaris SA	4	100
Teradyne, Inc.	8	2,028
Tesla, Inc. *	32	13,690
Texas Instruments, Inc.	6	1,290
Textron, Inc.	7	605
Thermo Fisher Scientific, Inc.	3	1,655
TJX Cos., Inc. (The)	17	2,517
Trane Technologies plc	23	9,467
TransUnion	7	517
Travelers Cos., Inc. (The)	3	731
Twilio, Inc., Class A *	7	862
Ulta Beauty, Inc. *	3	1,936
Union Pacific Corp.	3	820
UnitedHealth Group, Inc.	18	5,153
Universal Display Corp.	3	332
US Bancorp	134	7,538
Valero Energy Corp.	3	468
Vertex Pharmaceuticals, Inc. *	6	2,854
Walmart, Inc.	62	7,367
Walt Disney Co. (The)	110	12,458
Warner Music Group Corp., Class A	9	279
Wells Fargo & Co.	124	11,181
Western Digital Corp.	18	4,430
Weyerhaeuser Co., REIT	8	204
Williams Cos., Inc. (The)	35	2,339
WillScot Holdings Corp.	35	708

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Xcel Energy, Inc.	10	746
Yum! Brands, Inc.	36	5,563
		794,169
Total Common Stocks (Cost $935,688)		1,382,951
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 16.3%
Australia — 0.0% ^
Scentre Group Trust 1 REIT, 3.75%, 3/23/2027 (c)	200	200
Transurban Finance Co. Pty. Ltd. 4.92%, 3/24/2036 (a) (c)	324	321
		521
Austria — 0.0% ^
Benteler International AG 7.25%, 6/15/2031 (b)	EUR230	291
Belgium — 0.0% ^
KBC Group NV (EURIBOR ICE Swap Rate 5 Year + 3.81%), 6.00%, 11/27/2030 (b) (e) (f) (g) (h)	EUR1,000	1,241
Canada — 0.8%
Bank of Montreal 0.05%, 6/8/2029 (b)	EUR5,059	5,525
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (c)	605	560
11.00%, 9/30/2028 (c)	392	407
Element Fleet Management Corp. 5.64%, 3/13/2027 (c)	250	254
Enbridge, Inc.
(3-MONTH CME TERM SOFR + 3.68%), 5.50%, 7/15/2077 (h)	450	450
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 7.38%, 1/15/2083 (h)	1,100	1,133
National Bank of Canada
(SOFRINDX + 0.90%), 4.55%, 3/25/2027 (h)	250	250
(SOFR + 0.79%), 4.95%, 2/1/2028 (h)	250	252
Ontario Teachers' Finance Trust
1.13%, 5/15/2026 (b)	GBP2,544	3,455
1.10%, 10/19/2027 (c)	CAD773	554
4.25%, 4/25/2028 (c)	1,513	1,529
0.10%, 5/19/2028 (b)	EUR2,955	3,332
0.05%, 11/25/2030 (b)	EUR2,896	3,023
Toronto-Dominion Bank (The)
1.20%, 6/3/2026	150	149
3.19%, 2/16/2029 (b)	EUR1,300	1,572
		22,445
Denmark — 0.1%
Danske Bank A/S (EUR Swap Annual 1 Year + 1.35%), 4.50%, 11/9/2028 (b) (h)	EUR2,000	2,448
France — 0.4%
Alstom SA 0.13%, 7/27/2027 (b)	EUR200	229
BNP Paribas SA (SOFR + 1.68%), 5.09%, 5/9/2031 (c) (h)	1,700	1,735
BPCE SFH SA 3.38%, 3/13/2029 (b)	EUR1,900	2,309

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
Credit Agricole SA (SOFR + 1.36%), 4.82%, 9/25/2033 (c) (h)	766	764
Electricite de France SA (EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (b) (f) (g) (h)	EUR400	467
Engie SA 3.63%, 3/6/2031 (b)	EUR1,900	2,310
Forvia SE 5.63%, 6/15/2030 (b)	EUR225	279
Societe Generale SA
(EURIBOR 3 Month + 1.80%), 4.25%, 12/6/2030 (b) (h)	EUR1,000	1,233
(EURIBOR ICE Swap Rate 5 Year + 3.78%), 6.13%, 3/17/2032 (b) (e) (f) (g) (h)	EUR400	490
Veolia Environnement SA (EURIBOR ICE Swap Rate 5 Year + 1.83%), 4.32%, 10/24/2032 (b) (f) (g) (h)	EUR800	954
		10,770
Germany — 0.5%
Commerzbank AG (EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (b) (e) (f) (g) (h)	EUR1,000	1,353
Deutsche Bank AG
(SOFR + 1.22%), 2.31%, 11/16/2027 (h)	2,450	2,415
(EURIBOR 3 Month + 1.25%), 3.38%, 2/13/2031 (b) (h)	EUR900	1,073
Heidelberg Materials Finance Luxembourg SA 4.88%, 11/21/2033 (b)	EUR1,995	2,580
IHO Verwaltungs GmbH 6.75% (Cash), 11/15/2029 (b) (i)	EUR220	275
Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027 (c)	250	254
Traton Finance Luxembourg SA
3.75%, 3/27/2030 (b)	EUR2,100	2,546
3.75%, 1/14/2031 (b)	EUR400	483
Volkswagen Leasing GmbH
0.63%, 7/19/2029 (b)	EUR150	165
4.00%, 4/11/2031 (b)	EUR1,950	2,400
Vonovia SE 1.00%, 7/9/2030 (b)	EUR1,200	1,304
ZF Europe Finance BV 7.00%, 6/12/2030 (b)	EUR200	253
		15,101
Hong Kong — 0.0% ^
Melco Resorts Finance Ltd. 6.50%, 9/24/2033 (c)	200	199
Ireland — 0.2%
AerCap Ireland Capital DAC 4.75%, 1/15/2033	380	376
AIB Group plc
(EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (b) (h)	EUR2,000	2,475
(EURIBOR ICE Swap Rate 5 Year + 4.39%), 7.13%, 10/30/2029 (b) (e) (f) (g) (h)	EUR400	515
Avolon Holdings Funding Ltd. 3.25%, 2/15/2027 (c)	2,350	2,326
Bank of Ireland Group plc (EURIBOR ICE Swap Rate 5 Year + 4.02%), 6.38%, 3/10/2030 (b) (e) (f) (g) (h)	EUR1,000	1,248
		6,940
Italy — 0.6%
Autostrade per l'Italia SpA 5.13%, 6/14/2033 (b)	EUR1,900	2,448
Banca Monte dei Paschi di Siena SpA 3.50%, 4/23/2029 (b)	EUR2,150	2,620
Banco BPM SpA 4.63%, 11/29/2027 (b)	EUR2,000	2,458
Credito Emiliano SpA 3.25%, 4/18/2029 (b)	EUR2,000	2,415
Enel SpA (EURIBOR ICE Swap Rate 5 Year + 3.49%), 6.38%, 4/16/2028 (b) (f) (g) (h)	EUR300	379
Intesa Sanpaolo SpA
5.13%, 8/29/2031 (b)	EUR1,900	2,472
(EURIBOR ICE Swap Rate 5 Year + 4.04%), 6.38%, 5/26/2033 (b) (e) (f) (g) (h)	EUR400	502

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
UniCredit SpA
(EURIBOR 3 Month + 1.60%), 4.45%, 2/16/2029 (b) (h)	EUR2,050	2,512
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 12/3/2031 (b) (e) (f) (g) (h)	EUR600	764
		16,570
Luxembourg — 0.0% ^
INEOS Finance plc 6.38%, 4/15/2029 (b)	EUR236	241
Maxam Prill SARL 6.00%, 7/15/2030 (b)	EUR245	302
		543
Mexico — 0.2%
Petroleos Mexicanos
6.70%, 2/16/2032	2,500	2,495
7.69%, 1/23/2050	2,635	2,372
		4,867
Netherlands — 0.1%
ING Groep NV (SOFR + 1.01%), 1.73%, 4/1/2027 (h)	200	199
Nederlandse Waterschapsbank NV 3.50%, 7/20/2027	AUD3,120	2,140
		2,339
Portugal — 0.2%
Banco Santander Totta SA 3.25%, 2/15/2031 (b)	EUR3,600	4,364
Puerto Rico — 0.0% ^
LCPR Senior Secured Financing DAC 5.13%, 7/15/2029 (c)	893	594
Saudi Arabia — 0.0% ^
Greensaif Pipelines Bidco Sarl 5.85%, 2/23/2036 (b)	780	809
Spain — 0.4%
Banco de Sabadell SA
(EURIBOR ICE Swap Rate 1 Year + 1.60%), 4.25%, 9/13/2030 (b) (h)	EUR1,000	1,237
(EUR Swap Annual 5 Year + 4.28%), 6.50%, 5/20/2031 (b) (e) (f) (g) (h)	EUR400	503
Banco Santander SA
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (b) (e) (f) (g) (h)	EUR600	772
5.13%, 11/6/2035	400	399
Bankinter SA 0.88%, 7/8/2026 (b)	EUR2,300	2,711
CaixaBank SA
(EURIBOR 3 Month + 1.65%), 5.00%, 7/19/2029 (b) (h)	EUR1,900	2,374
(EURIBOR ICE Swap Rate 5 Year + 3.93%), 6.25%, 7/24/2032 (b) (e) (f) (g) (h)	EUR400	507
Iberdrola Finanzas SA (EURIBOR ICE Swap Rate 5 Year + 1.36%), 3.75%, 8/5/2031 (b) (f) (g) (h)	EUR800	942
Telefonica Europe BV (EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (b) (f) (g) (h)	EUR800	1,056
		10,501
Switzerland — 0.5%
Holcim Finance Luxembourg SA 0.50%, 4/23/2031 (b)	EUR2,108	2,186
UBS Group AG
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (c) (h)	250	250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 9.25%, 11/13/2028 (c) (e) (f) (g) (h)	650	710
(SOFR + 1.06%), 4.40%, 9/23/2031 (c) (h)	548	545

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Switzerland — continued
(SOFR + 1.29%), 4.84%, 11/6/2033 (c) (h)	1,280	1,281
UBS Switzerland AG 3.30%, 3/5/2029 (b)	EUR7,070	8,558
		13,530
Thailand — 0.0% ^
Krung Thai Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.53%), 4.40%, 3/25/2026 (b) (e) (f) (g) (h)	530	529
Trinidad And Tobago — 0.0% ^
Trinidad Generation UnLtd 7.75%, 6/16/2033 (c)	200	210
United Kingdom — 0.5%
Avianca Midco 2 plc 9.00%, 12/1/2028 (a) (c)	1,126	1,145
Barclays plc
(SOFR + 1.49%), 5.67%, 3/12/2028 (h)	250	254
(EURIBOR ICE Swap Rate 1 Year + 2.05%), 4.51%, 1/31/2033 (b) (h)	EUR457	572
Cadent Finance plc 0.63%, 3/19/2030 (b)	EUR2,325	2,508
HSBC Holdings plc
(SOFR + 1.29%), 5.29%, 11/19/2030 (h)	310	320
(SOFR + 1.43%), 5.13%, 11/6/2036 (h)	857	856
INEOS Quattro Finance 2 plc 8.50%, 3/15/2029 (b)	EUR225	217
Motability Operations Group plc 3.88%, 1/24/2034 (b)	EUR1,217	1,463
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.47%, 1/11/2028 (h)	250	246
(SOFRINDX + 1.07%), 4.32%, 9/22/2029 (h)	529	530
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.75%, 2/8/2028 (c) (h)	250	256
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.40%, 8/12/2036 (c) (h)	1,750	1,778
Synthomer plc 7.38%, 5/2/2029 (b)	EUR230	221
TSB Bank plc
3.32%, 3/5/2029 (b)	EUR1,490	1,802
2.70%, 2/18/2030 (b)	EUR1,300	1,537
		13,705
United States — 11.8%
1261229 BC Ltd. 10.00%, 4/15/2032 (c)	1,839	1,887
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (c)	989	1,024
Accendra Health, Inc. 6.63%, 4/1/2030 (a) (c)	697	392
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (c)	825	764
Acrisure LLC 4.25%, 2/15/2029 (c)	1,171	1,134
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (c)	1,021	1,044
ADT Security Corp. (The) 4.13%, 8/1/2029 (c)	280	273
Advance Auto Parts, Inc. 7.00%, 8/1/2030 (c)	1,305	1,327
Aethon United BR LP 7.50%, 10/1/2029 (c)	1,310	1,379
Albertsons Cos., Inc. 3.50%, 3/15/2029 (c)	767	736
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (c)	492	485
Alexandria Real Estate Equities, Inc. REIT, 3.80%, 4/15/2026	250	250
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (c)	1,477	1,501
Allied Universal Holdco LLC
4.63%, 6/1/2028 (c)	1,142	1,127

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.88%, 6/15/2030 (c)	1,183	1,229
Alphabet, Inc.
3.13%, 11/6/2034	EUR548	638
3.50%, 11/6/2038	EUR805	927
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (c)	906	866
Alumina Pty. Ltd. 6.13%, 3/15/2030 (c)	794	819
Amazon.com, Inc. 4.65%, 11/20/2035	2,000	1,980
AMC Networks, Inc. 10.25%, 1/15/2029 (c)	1,226	1,278
American Airlines, Inc.
7.25%, 2/15/2028 (a) (c)	234	238
5.75%, 4/20/2029 (c)	133	134
8.50%, 5/15/2029 (c)	3,122	3,258
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	1,130	1,102
American Express Co. (SOFR + 1.24%), 4.80%, 10/24/2036 (h)	1,800	1,765
American Honda Finance Corp. (SOFR + 0.87%), 4.53%, 7/9/2027 (h)	67	67
AmWINS Group, Inc.
6.38%, 2/15/2029 (c)	1,534	1,574
4.88%, 6/30/2029 (c)	92	91
Antero Midstream Partners LP 5.38%, 6/15/2029 (c)	1,170	1,172
Antero Resources Corp. 5.38%, 3/1/2030 (c)	1,900	1,927
Anywhere Real Estate Group LLC 7.00%, 4/15/2030 (c)	1,451	1,469
APH Somerset Investor 2 LLC 7.88%, 11/1/2029 (c)	784	796
APLD ComputeCo LLC 9.25%, 12/15/2030 (c)	1,454	1,510
Ardagh Group SA 9.50%, 12/1/2030 (c)	1,412	1,526
Ardagh Metal Packaging Finance USA LLC 3.25%, 9/1/2028 (c)	1,433	1,378
Aretec Group, Inc. 10.00%, 8/15/2030 (c)	823	887
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (c)	730	773
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (c)	1,205	1,187
Athene Global Funding 5.62%, 5/8/2026 (c)	78	78
Avantor Funding, Inc.
4.63%, 7/15/2028 (c)	1,159	1,150
3.88%, 11/1/2029 (c)	29	28
Avis Budget Car Rental LLC
5.38%, 3/1/2029 (c)	1,710	1,668
8.25%, 1/15/2030 (c)	145	150
Axon Enterprise, Inc. 6.13%, 3/15/2030 (c)	1,325	1,362
B&G Foods, Inc. 8.00%, 9/15/2028 (a) (c)	1,212	1,144
Ball Corp. 6.00%, 6/15/2029	54	56
Bank of America Corp.
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (h)	250	249
(EURIBOR 3 Month + 0.95%), 1.10%, 5/24/2032 (b) (h)	EUR630	670
Bausch + Lomb Corp. 8.38%, 10/1/2028 (c)	1,429	1,490
Block, Inc. 5.63%, 8/15/2030 (c)	1,431	1,457
Brandywine Operating Partnership LP REIT, 8.88%, 4/12/2029	981	1,054
Brookfield Property REIT, Inc. REIT, 4.50%, 4/1/2027 (c)	102	101
Buckeye Partners LP 6.88%, 7/1/2029 (c)	1,402	1,458
Bunge Finance Europe BV 1.00%, 9/24/2028 (b)	EUR2,350	2,666

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a) (c)	1,578	1,515
7.00%, 2/15/2030 (c)	1,076	1,111
California Resources Corp. 8.25%, 6/15/2029 (c)	1,183	1,244
Carnival Corp. 5.13%, 5/1/2029 (c)	1,486	1,503
CCO Holdings LLC 6.38%, 9/1/2029 (c)	132	133
Celanese US Holdings LLC
6.85%, 11/15/2028 (j)	879	923
6.50%, 4/15/2030 (a)	1,501	1,527
7.05%, 11/15/2030 (j)	578	612
Century Communities, Inc. 3.88%, 8/15/2029 (c)	1,067	1,015
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (c)	1,088	1,055
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (c)	762	735
Chart Industries, Inc. 7.50%, 1/1/2030 (c)	1,473	1,533
Charter Communications Operating LLC
2.80%, 4/1/2031	813	733
6.65%, 2/1/2034	50	53
6.38%, 10/23/2035	2,250	2,326
Chemours Co. (The)
5.75%, 11/15/2028 (c)	1,056	1,047
4.63%, 11/15/2029 (c)	54	50
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (c)	78	78
Chord Energy Corp. 6.00%, 10/1/2030 (c)	1,075	1,096
Churchill Downs, Inc. 5.75%, 4/1/2030 (c)	720	724
Cinemark USA, Inc. 5.25%, 7/15/2028 (c)	756	755
Cipher Compute LLC 7.13%, 11/15/2030 (c)	1,484	1,529
Citigroup, Inc.
(SOFR + 1.34%), 4.54%, 9/19/2030 (h)	2,805	2,828
(SOFR + 1.17%), 2.56%, 5/1/2032 (h)	1,950	1,769
Clarios Global LP
6.75%, 5/15/2028 (c)	1,647	1,685
6.75%, 2/15/2030 (c)	34	36
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (c)	1,732	1,635
Clear Channel Outdoor Holdings, Inc. 7.88%, 4/1/2030 (c)	1,229	1,294
Cleveland-Cliffs, Inc. 6.88%, 11/1/2029 (c)	1,592	1,654
Cloud Software Group, Inc.
6.50%, 3/31/2029 (c)	3,945	3,920
9.00%, 9/30/2029 (c)	1,397	1,411
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (c)	65	66
6.88%, 1/15/2030 (c)	453	459
8.75%, 4/15/2030 (c)	1,493	1,494
Coherent Corp. 5.00%, 12/15/2029 (c)	552	550
Coinbase Global, Inc. 3.38%, 10/1/2028 (c)	1,345	1,284
Community Health Systems, Inc. 5.25%, 5/15/2030 (c)	1,607	1,515
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	996	1,056

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Comstock Resources, Inc.
6.75%, 3/1/2029 (c)	1,682	1,693
5.88%, 1/15/2030 (c)	362	353
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (h)	2	2
CoreCivic, Inc. 8.25%, 4/15/2029	999	1,046
CoreLogic, Inc. 4.50%, 5/1/2028 (c)	1,156	1,134
CoreWeave, Inc. 9.25%, 6/1/2030 (c)	1,763	1,736
CP Atlas Buyer, Inc. 9.75%, 7/15/2030 (c)	970	1,009
Credit Acceptance Corp.
9.25%, 12/15/2028 (c)	78	82
6.63%, 3/15/2030 (c)	1,316	1,317
CrossCountry Intermediate HoldCo LLC 6.50%, 10/1/2030 (c)	1,160	1,177
Crown Americas LLC 5.25%, 4/1/2030	96	98
CSC Holdings LLC
11.25%, 5/15/2028 (c)	546	438
11.75%, 1/31/2029 (c)	1,560	1,138
CVR Partners LP 6.13%, 6/15/2028 (c)	852	852
Darling Ingredients, Inc. 6.00%, 6/15/2030 (c)	1,297	1,314
Delek Logistics Partners LP 8.63%, 3/15/2029 (c)	1,340	1,401
Directv Financing LLC
5.88%, 8/15/2027 (c)	590	593
8.88%, 2/1/2030 (c)	2,356	2,386
Discovery Communications LLC
3.95%, 3/20/2028	520	511
4.13%, 5/15/2029	1,403	1,363
3.63%, 5/15/2030	1,820	1,681
DTE Energy Co. 5.05%, 10/1/2035	1,237	1,233
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (c)	2,400	2,375
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	289	284
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (h)	445	461
Elastic NV 4.13%, 7/15/2029 (c)	1,009	969
Encore Capital Group, Inc. 9.25%, 4/1/2029 (c)	1,199	1,257
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (h)	450	465
Entegris, Inc. 5.95%, 6/15/2030 (c)	755	770
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (c)	1,341	1,401
Esab Corp. 6.25%, 4/15/2029 (c)	1,076	1,106
Excelerate Energy LP 8.00%, 5/15/2030 (c)	538	575
Ferrellgas LP 5.88%, 4/1/2029 (c)	1,556	1,497
Fertitta Entertainment LLC 4.63%, 1/15/2029 (c)	907	877
First Student Bidco, Inc. 4.00%, 7/31/2029 (c)	165	161
FirstCash, Inc. 5.63%, 1/1/2030 (c)	1,047	1,052
Flash Compute LLC 7.25%, 12/31/2030 (c)	800	803
Ford Motor Credit Co. LLC 5.75%, 4/6/2033	377	381
Freedom Mortgage Corp.
6.63%, 1/15/2027 (c)	1,228	1,227
12.25%, 10/1/2030 (c)	94	104
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (c)	464	486

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
FTAI Aviation Investors LLC 5.50%, 5/1/2028 (c)	1,328	1,329
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	1,178	1,120
Gen Digital, Inc. 6.75%, 9/30/2027 (c)	1,468	1,480
General Motors Financial Co., Inc. 5.25%, 3/1/2026	150	150
Genesis Energy LP 8.25%, 1/15/2029	1,401	1,461
Genting New York LLC 7.25%, 10/1/2029 (c)	1,048	1,083
Getty Images, Inc. 10.50%, 11/15/2030 (c)	1,339	1,356
GFL Environmental, Inc. 4.38%, 8/15/2029 (c)	1,419	1,390
Global Payments, Inc. 5.55%, 11/15/2035	380	377
Goldman Sachs Bank USA (SOFR + 0.77%), 4.44%, 3/18/2027 (h)	320	320
Goldman Sachs Group, Inc. (The)
0.88%, 1/21/2030 (b)	EUR2,455	2,698
(SOFR + 1.33%), 4.94%, 10/21/2036 (h)	1,252	1,235
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029 (a)	41	40
Gray Media, Inc. 10.50%, 7/15/2029 (c)	1,384	1,487
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (c)	1,064	1,041
HCA, Inc. 4.90%, 11/15/2035	1,000	982
Herc Holdings, Inc.
6.63%, 6/15/2029 (c)	1,128	1,167
7.00%, 6/15/2030 (c)	1,073	1,126
Hertz Corp. (The) 12.63%, 7/15/2029 (c)	1,300	1,309
Hess Midstream Operations LP
5.88%, 3/1/2028 (c)	109	111
6.50%, 6/1/2029 (c)	584	604
Hilcorp Energy I LP 5.75%, 2/1/2029 (c)	1,035	1,035
Hillenbrand, Inc. 6.25%, 2/15/2029 (a)	1,011	1,021
Hilton Domestic Operating Co., Inc. 5.88%, 4/1/2029 (c)	312	319
Hilton Grand Vacations Borrower LLC 5.00%, 6/1/2029 (c)	532	517
HLF Financing Sarl LLC 12.25%, 4/15/2029 (c)	324	348
HLF Financing SARL LLC 4.88%, 6/1/2029 (c)	1,342	1,274
Howard Hughes Corp. (The) 4.13%, 2/1/2029 (c)	485	469
HUB International Ltd. 7.25%, 6/15/2030 (c)	2,437	2,543
Hunt Cos., Inc. 5.25%, 4/15/2029 (c)	1,079	1,053
Hyundai Capital America 4.30%, 9/24/2027 (c)	71	71
Icahn Enterprises LP
4.38%, 2/1/2029	927	818
10.00%, 11/15/2029 (c)	770	777
9.00%, 6/15/2030 (a)	62	61
ICITII 6.00%, 1/31/2033 ‡ (c)	10	4
Imola Merger Corp. 4.75%, 5/15/2029 (c)	1,811	1,782
ION Platform Finance US, Inc.
8.75%, 5/1/2029 (c)	53	51
9.50%, 5/30/2029 (c)	69	67
Iron Mountain, Inc. REIT, 7.00%, 2/15/2029 (c)	1,318	1,354
ITT Holdings LLC 6.50%, 8/1/2029 (c)	1,493	1,439
Jane Street Group 4.50%, 11/15/2029 (c)	389	383
Jazz Securities DAC 4.38%, 1/15/2029 (c)	1,550	1,525

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
KeHE Distributors LLC 9.00%, 2/15/2029 (c)	1,265	1,325
Kennedy-Wilson, Inc. 4.75%, 2/1/2030	398	383
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (h)	1,450	1,571
Kinetik Holdings LP
6.63%, 12/15/2028 (c)	1,790	1,843
5.88%, 6/15/2030 (c)	78	79
LABL, Inc. 5.88%, 11/1/2028 (c)	820	373
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (c)	617	608
LifePoint Health, Inc. 9.88%, 8/15/2030 (c)	458	491
Lithia Motors, Inc. 3.88%, 6/1/2029 (a) (c)	1,192	1,153
Madison IAQ LLC 4.13%, 6/30/2028 (c)	435	430
Magnera Corp. 4.75%, 11/15/2029 (c)	1,110	1,003
Matador Resources Co. 6.88%, 4/15/2028 (c)	420	429
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (c)	1,519	1,547
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (c)	1,238	1,244
Medline Borrower LP 5.25%, 10/1/2029 (c)	1,963	1,966
Meta Platforms, Inc. 4.60%, 11/15/2032	1,338	1,341
MGM Resorts International
4.75%, 10/15/2028	559	558
6.13%, 9/15/2029	32	33
Michaels Cos., Inc. (The) 5.25%, 5/1/2028 (c)	1,271	1,257
Millrose Properties, Inc. REIT, 6.38%, 8/1/2030 (c)	788	804
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (c)	448	264
Mohegan Tribal Gaming Authority 8.25%, 4/15/2030 (c)	1,119	1,167
Morgan Stanley
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (h)	474	467
(SOFR + 1.18%), 5.07%, 1/30/2037 (h)	849	845
Nabors Industries, Inc. 9.13%, 1/31/2030 (c)	1,077	1,137
Navient Corp.
5.50%, 3/15/2029 (a)	1,684	1,647
9.38%, 7/25/2030	97	104
NCL Corp. Ltd. 7.75%, 2/15/2029 (c)	1,332	1,424
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	1,386	1,485
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (c)	2,106	2,162
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	1,300	1,281
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (c)	1,051	1,051
Newell Brands, Inc.
8.50%, 6/1/2028 (c)	1,068	1,120
6.63%, 9/15/2029	469	470
6.38%, 5/15/2030 (a)	270	267
NFE Financing LLC 12.00%, 11/15/2029 (a) (c)	838	296
NGL Energy Operating LLC 8.13%, 2/15/2029 (c)	1,211	1,257
Nissan Motor Acceptance Co. LLC
2.75%, 3/9/2028 (a) (c)	1,492	1,419
7.05%, 9/15/2028 (c)	247	256
6.13%, 9/30/2030 (c)	1,065	1,062
Noble Finance II LLC 8.00%, 4/15/2030 (c)	1,440	1,501

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Novelis Corp. 6.88%, 1/30/2030 (a) (c)	1,136	1,177
NRG Energy, Inc. 5.75%, 7/15/2029 (c)	1,203	1,198
Olympus Water US Holding Corp. 4.25%, 10/1/2028 (c)	200	194
OneMain Finance Corp.
3.50%, 1/15/2027	1,761	1,739
6.63%, 5/15/2029	540	557
OneSky Flight LLC 8.88%, 12/15/2029 (c)	852	911
Organon & Co. 4.13%, 4/30/2028 (c)	1,544	1,514
Pagaya US Holdings Co. LLC 8.88%, 8/1/2030 (a) (c)	521	465
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (h)	1,012	952
Park Intermediate Holdings LLC REIT, 5.88%, 10/1/2028 (c)	1,458	1,458
PBF Holding Co. LLC
6.00%, 2/15/2028	592	591
9.88%, 3/15/2030 (a) (c)	905	960
PennyMac Financial Services, Inc.
4.25%, 2/15/2029 (c)	832	801
7.88%, 12/15/2029 (c)	95	100
Penske Automotive Group, Inc. 3.75%, 6/15/2029 (a)	1,050	1,015
Performance Food Group, Inc. 4.25%, 8/1/2029 (c)	901	882
Permian Resources Operating LLC
8.00%, 4/15/2027 (c)	1,412	1,425
5.88%, 7/1/2029 (c)	51	51
PG&E Corp. 5.00%, 7/1/2028	1,064	1,062
Phinia, Inc. 6.75%, 4/15/2029 (c)	1,028	1,063
Playtika Holding Corp. 4.25%, 3/15/2029 (c)	1,130	981
PRA Group, Inc. 8.88%, 1/31/2030 (c)	474	477
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (c)	1,488	1,549
Primo Water Holdings, Inc.
6.25%, 4/1/2029 (c)	863	864
4.38%, 4/30/2029 (c)	155	152
Prologis Euro Finance LLC REIT, 3.88%, 9/22/2037	EUR694	815
Rand Parent LLC 8.50%, 2/15/2030 (c)	1,187	1,240
Realty Income Corp. REIT, 4.88%, 7/6/2030	EUR1,600	2,025
Reworld Holding Corp. 4.88%, 12/1/2029 (c)	1,165	1,128
Rithm Capital Corp. REIT, 8.00%, 4/1/2029 (c)	1,011	1,033
RLJ Lodging Trust LP REIT, 3.75%, 7/1/2026 (c)	999	993
ROBLOX Corp. 3.88%, 5/1/2030 (c)	1,364	1,305
Rocket Cos., Inc.
6.50%, 8/1/2029 (c)	660	679
6.13%, 8/1/2030 (c)	17	17
Rocket Mortgage LLC 2.88%, 10/15/2026 (c)	1,751	1,727
Rocket Software, Inc. 9.00%, 11/28/2028 (c)	1,213	1,210
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (c)	1,333	1,387
Sabre Financial Borrower LLC 11.13%, 6/15/2029 (c)	853	863
Sabre GLBL, Inc. 11.13%, 7/15/2030 (c)	930	752
Saks Global Enterprises LLC 11.00%, 12/15/2029 (c) (k)	—	—
SBA Communications Corp. REIT, 3.13%, 2/1/2029	1,630	1,557

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Scientific Games Holdings LP 6.63%, 3/1/2030 (c)	1,198	1,093
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (c)	1,328	1,325
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (c)	1,292	1,192
Sealed Air Corp. 6.13%, 2/1/2028 (c)	1,190	1,208
Service Properties Trust REIT, 8.38%, 6/15/2029	404	409
Simmons Foods, Inc. 4.63%, 3/1/2029 (c)	1,261	1,215
Sirius XM Radio LLC 4.00%, 7/15/2028 (c)	1,905	1,861
SLM Corp. 3.13%, 11/2/2026	1,080	1,065
SM Energy Co.
8.38%, 7/1/2028 (c)	1,472	1,515
6.75%, 8/1/2029 (c)	1,175	1,188
8.63%, 11/1/2030 (c)	670	709
Somnigroup International, Inc. 4.00%, 4/15/2029 (c)	1,184	1,149
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a) (c)	939	923
Southern Power Co.
1.85%, 6/20/2026	EUR150	178
Series B, 4.90%, 10/1/2035	370	364
Stagwell Global LLC 5.63%, 8/15/2029 (a) (c)	1,420	1,377
Staples, Inc. 10.75%, 9/1/2029 (c)	1,996	1,961
Star Leasing Co. LLC 7.63%, 2/15/2030 (c)	1,130	1,081
Starwood Property Trust, Inc.
REIT, 7.25%, 4/1/2029 (c)	1,504	1,586
REIT, 6.50%, 7/1/2030 (c)	332	346
Stellantis Financial Services US Corp. 5.40%, 9/15/2030 (c)	471	478
Sunoco LP
7.00%, 9/15/2028 (c)	2,148	2,218
4.50%, 4/30/2030	175	171
4.63%, 5/1/2030 (c)	472	460
Talen Energy Supply LLC 8.63%, 6/1/2030 (c)	1,365	1,440
Tenet Healthcare Corp. 6.13%, 10/1/2028	2,386	2,388
Tenneco, Inc. 8.00%, 11/17/2028 (c)	1,789	1,800
Tidewater, Inc. 9.13%, 7/15/2030 (c)	1,061	1,148
Time Warner Cable LLC 5.50%, 9/1/2041	2,650	2,324
Toyota Motor Credit Corp. 4.05%, 9/5/2028	47	47
TransDigm, Inc.
6.75%, 8/15/2028 (c)	850	864
4.63%, 1/15/2029	3,633	3,611
Travel + Leisure Co.
6.63%, 7/31/2026 (c)	1,061	1,065
4.50%, 12/1/2029 (c)	27	26
TriNet Group, Inc. 3.50%, 3/1/2029 (c)	1,042	985
Trinity Industries, Inc. 7.75%, 7/15/2028 (c)	1,099	1,134
Tronox, Inc. 4.63%, 3/15/2029 (a) (c)	1,141	877
TTM Technologies, Inc. 4.00%, 3/1/2029 (c)	1,021	992
Twilio, Inc. 3.63%, 3/15/2029	1,028	984
Uber Technologies, Inc. 4.80%, 9/15/2035	1,200	1,187

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
United Wholesale Mortgage LLC
5.75%, 6/15/2027 (c)	1,465	1,466
5.50%, 4/15/2029 (c)	12	12
Uniti Group LP REIT, 4.75%, 4/15/2028 (c)	626	625
Univision Communications, Inc.
8.00%, 8/15/2028 (c)	1,516	1,565
4.50%, 5/1/2029 (c)	1,062	1,014
US Acute Care Solutions LLC 9.75%, 5/15/2029 (c)	10	10
US Bancorp (SOFR + 1.88%), 6.79%, 10/26/2027 (h)	250	255
US Foods, Inc.
6.88%, 9/15/2028 (c)	295	304
4.75%, 2/15/2029 (c)	625	623
USA Compression Partners LP 7.13%, 3/15/2029 (c)	1,320	1,367
UWM Holdings LLC 6.63%, 2/1/2030 (c)	1,199	1,209
Vail Resorts, Inc. 5.63%, 7/15/2030 (c)	228	232
Valaris Ltd. 8.38%, 4/30/2030 (c)	845	883
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (c)	349	342
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (c)	594	564
Venture Global LNG, Inc.
9.50%, 2/1/2029 (c)	1,629	1,735
7.00%, 1/15/2030 (a) (c)	1,723	1,734
Veritiv Operating Co. 10.50%, 11/30/2030 (c)	602	645
Vertiv Group Corp. 4.13%, 11/15/2028 (c)	176	173
Victoria's Secret & Co. 4.63%, 7/15/2029 (c)	1,111	1,086
Viking Cruises Ltd. 7.00%, 2/15/2029 (c)	1,025	1,029
Vistra Operations Co. LLC
5.00%, 7/31/2027 (c)	1,395	1,396
4.38%, 5/1/2029 (c)	40	40
VoltaGrid LLC 7.38%, 11/1/2030 (c)	1,497	1,516
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	109	108
4.05%, 3/15/2029	85	82
4.30%, 1/17/2030	EUR888	1,029
Wayfair LLC
7.25%, 10/31/2029 (c)	1,439	1,505
7.75%, 9/15/2030 (c)	93	99
WBI Operating LLC 6.25%, 10/15/2030 (c)	1,228	1,237
WESCO Distribution, Inc. 7.25%, 6/15/2028 (c)	1,209	1,224
Westlake Corp. 1.63%, 7/17/2029	EUR2,350	2,661
Whirlpool Corp. 6.13%, 6/15/2030	1,109	1,112
Williams Scotsman, Inc.
4.63%, 8/15/2028 (c)	1,342	1,337
6.63%, 6/15/2029 (c)	29	30
Windsor Holdings III LLC 8.50%, 6/15/2030 (c)	907	956
WPC Eurobond BV REIT, 1.35%, 4/15/2028	EUR2,350	2,705
WR Grace Holdings LLC 4.88%, 6/15/2027 (c)	735	735
WULF Compute LLC 7.75%, 10/15/2030 (c)	1,451	1,513

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
XPLR Infrastructure Operating Partners LP 7.25%, 1/15/2029 (a) (c)	1,179	1,217
ZipRecruiter, Inc. 5.00%, 1/15/2030 (c)	897	622
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (c)	1,131	1,034
		341,197
Total Corporate Bonds (Cost $457,957)		469,714
Foreign Government Securities — 12.6%
Australia — 0.3%
New South Wales Treasury Corp. 4.75%, 2/20/2035 (b)	AUD5,585	3,762
Treasury Corp. of Victoria 2.25%, 9/15/2033 (b)	AUD6,715	3,836
		7,598
Belgium — 0.2%
Dexia SA 0.25%, 12/10/2026 (b)	GBP4,200	5,580
Brazil — 0.1%
Federative Republic of Brazil 10.00%, 1/1/2033	BRL3,486	568
Notas do Tesouro Nacional
10.00%, 1/1/2029	BRL7,065	1,261
10.00%, 1/1/2031	BRL6,855	1,165
10.00%, 1/1/2035	BRL5,050	802
		3,796
Canada — 1.4%
Province of Alberta 2.90%, 12/1/2028	CAD410	302
Province of British Columbia
4.70%, 6/18/2037	CAD880	685
2.95%, 6/18/2050	CAD505	281
Province of Ontario
0.01%, 11/25/2030 (b)	EUR5,800	6,047
3.80%, 12/2/2034	CAD21,944	16,262
Province of Quebec 4.00%, 9/1/2035	CAD21,435	15,939
		39,516
Chile — 0.0% ^
Bonos de la Tesoreria de la Republica en pesos 7.00%, 5/1/2034 (b)	CLP230,000	293
Republic of Chile 3.75%, 1/14/2032	EUR483	585
		878
China — 0.2%
People's Republic of China
2.11%, 8/25/2034	CNY7,040	1,040
2.04%, 11/25/2034	CNY4,030	591
1.83%, 8/25/2035	CNY5,290	761
1.98%, 4/25/2045	CNY4,520	615
3.12%, 10/25/2052	CNY3,120	517
2.15%, 8/25/2055	CNY5,570	778
		4,302

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Colombia — 0.2%
Republic of Colombia
11.00%, 8/22/2029	COP3,188,000	819
7.75%, 9/18/2030	COP3,332,300	746
7.00%, 3/26/2031	COP2,568,900	547
7.00%, 6/30/2032	COP5,060,700	1,030
6.50%, 1/21/2033	482	479
13.25%, 2/9/2033	COP2,572,800	715
11.75%, 1/24/2035	COP6,943,700	1,801
		6,137
Czech Republic — 0.2%
Czech Republic
4.50%, 11/11/2032	CZK71,510	3,569
2.00%, 10/13/2033	CZK60,010	2,504
		6,073
Ecuador — 0.0% ^
Republic of Ecuador
8.75%, 1/29/2034 (c)	402	406
9.25%, 1/29/2039 (c)	200	206
		612
Egypt — 0.0% ^
Arab Republic of Egypt
7.30%, 9/30/2033 (b)	385	387
8.50%, 1/31/2047 (b)	480	464
		851
El Salvador — 0.0% ^
Republic of El Salvador
7.65%, 6/15/2035 (b)	267	276
9.65%, 11/21/2054 (b)	200	229
		505
France — 0.0% ^
French Republic 2.70%, 2/25/2031 (b)	EUR5	6
Germany — 2.2%
Bundesobligation 2.20%, 10/10/2030 (b)	EUR9,310	10,954
Bundesrepublik Deutschland
2.60%, 8/15/2035 (b)	EUR7,835	9,129
2.90%, 8/15/2056 (b)	EUR3,858	4,066
Bundesschatzanweisungen
2.20%, 3/11/2027 (b)	EUR20,060	23,824
2.00%, 12/16/2027 (b)	EUR12,690	15,025
		62,998
Ghana — 0.0% ^
Republic of Ghana 5.00%, 7/3/2035 (b) (j)	550	501

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Guatemala — 0.0% ^
Republic of Guatemala 6.25%, 8/15/2036 (c)	611	636
Hungary — 0.5%
Hungary Government Bond
2.13%, 9/22/2031 (c)	1,158	995
4.75%, 11/24/2032	HUF495,250	1,406
2.25%, 4/20/2033	HUF258,870	616
4.50%, 6/16/2034 (b)	EUR3,305	3,984
1.75%, 6/5/2035 (b)	EUR300	286
7.00%, 10/24/2035	HUF2,660,520	8,506
		15,793
India — 0.3%
Republic of India
7.02%, 6/18/2031	INR375,600	4,172
7.10%, 4/8/2034	INR262,610	2,918
7.30%, 6/19/2053	INR149,280	1,610
		8,700
Indonesia — 0.4%
Republic of Indonesia
6.50%, 2/15/2031	IDR31,580,000	1,940
6.38%, 4/15/2032	IDR29,028,000	1,755
7.00%, 2/15/2033	IDR5,993,000	370
6.63%, 2/15/2034	IDR82,342,000	4,989
7.50%, 6/15/2035	IDR16,011,000	1,026
6.75%, 7/15/2035	IDR24,562,000	1,504
		11,584
Italy — 1.0%
Buoni Poliennali del Tesoro
3.65%, 8/1/2035 (b)	EUR6,515	7,896
4.30%, 10/1/2054 (b)	EUR18,040	21,388
		29,284
Japan — 1.0%
Japan Bank for International Cooperation 1.63%, 1/20/2027	96	94
Japan Government Bond
1.50%, 6/20/2035	JPY308,150	1,878
1.50%, 9/20/2043	JPY3,543,850	18,113
1.00%, 3/20/2052	JPY574,850	2,081
2.30%, 12/20/2054	JPY430,000	2,136
1.40%, 3/20/2055	JPY296,250	1,176
2.40%, 3/20/2055	JPY848,900	4,312
		29,790
Jordan — 0.0% ^
Hashemite Kingdom of Jordan 5.75%, 11/12/2032 (b)	1,000	979
Kenya — 0.0% ^
Republic of Kenya 9.50%, 3/5/2036 (b)	225	241

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Malaysia — 0.3%
Malaysia Government Bond
2.63%, 4/15/2031	MYR15,127	3,707
3.83%, 7/5/2034	MYR7,285	1,886
4.18%, 5/16/2044	MYR2,516	660
4.74%, 3/15/2046	MYR3,636	1,019
		7,272
Mexico — 1.1%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	400	406
Mex Bonos Desarr Fix Rt
8.50%, 3/1/2029	MXN40,182	2,336
7.75%, 5/29/2031	MXN278,070	15,495
8.00%, 4/15/2032	MXN22,790	1,270
7.50%, 5/26/2033	MXN128,410	6,919
8.00%, 2/21/2036	MXN43,100	2,322
7.75%, 11/13/2042	MXN22,990	1,144
United Mexican States 2.66%, 5/24/2031	1,110	988
		30,880
Panama — 0.0% ^
Republic of Panama 3.87%, 7/23/2060	930	604
Peru — 0.1%
Bonos de la Tesoreria
5.40%, 8/12/2034	PEN5,431	1,613
6.85%, 8/12/2035 (b)	PEN2,234	714
5.35%, 8/12/2040	PEN2,337	619
		2,946
Philippines — 0.0% ^
Republic of Philippines
6.75%, 9/15/2032	PHP17,710	316
6.38%, 4/28/2035	PHP27,710	484
		800
Poland — 0.3%
Republic of Poland
4.75%, 7/25/2029	PLN7,333	2,115
4.50%, 7/25/2030	PLN6,868	1,952
1.75%, 4/25/2032	PLN7,815	1,868
6.00%, 10/25/2033	PLN1,894	573
5.00%, 10/25/2035	PLN2,407	673
		7,181
Romania — 0.3%
Romania Government Bond
6.30%, 4/25/2029	RON9,415	2,199
6.85%, 7/29/2030	RON495	118
4.15%, 10/24/2030	RON3,895	830
7.35%, 4/28/2031	RON715	174

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Romania — continued
3.65%, 9/24/2031	RON4,675	952
6.70%, 2/25/2032	RON6,380	1,499
8.25%, 9/29/2032	RON5,260	1,335
7.20%, 10/30/2033	RON1,585	382
3.38%, 1/28/2050 (b)	EUR885	713
		8,202
South Africa — 0.3%
Republic of South Africa
8.25%, 3/31/2032	ZAR11,123	708
10.00%, 3/31/2033	ZAR7,000	485
8.88%, 2/28/2035	ZAR13,426	875
8.50%, 1/31/2037	ZAR20,530	1,280
9.88%, 3/31/2039	ZAR3,504	238
9.00%, 1/31/2040	ZAR20,525	1,300
10.13%, 3/31/2042	ZAR8,080	556
8.75%, 1/31/2044	ZAR21,360	1,301
5.75%, 9/30/2049	1,105	908
7.25%, 12/11/2055 (c)	722	701
		8,352
Spain — 0.3%
Bonos and Obligaciones del Estado 4.00%, 10/31/2054 (b)	EUR6,670	7,792
Thailand — 0.2%
Kingdom of Thailand
3.40%, 6/17/2036	THB43,080	1,537
3.30%, 6/17/2038	THB40,405	1,427
2.70%, 6/17/2040	THB13,700	450
2.00%, 6/17/2042	THB46,357	1,365
		4,779
Turkey — 0.1%
Republic of Turkiye (The)
6.30%, 3/14/2033	1,554	1,539
6.88%, 1/14/2038	1,753	1,733
		3,272
United Kingdom — 1.6%
United Kingdom of Great Britain and Northern Ireland
4.50%, 3/7/2035 (b)	GBP29,807	40,705
4.38%, 7/31/2054 (b)	GBP3,925	4,652
		45,357
Total Foreign Government Securities (Cost $360,559)		363,797

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 5.6%
United States — 5.6%
JPMorgan Income Fund, Class R6 Shares (l)	13,514	116,222
JPMorgan Small Cap Equity Fund, Class R6 Shares (l)	932	43,903
Total Investment Companies (Cost $158,834)		160,125
Exchange-Traded Funds — 3.4%
United States — 3.4%
JPMorgan Income ETF (l)(Cost $95,792)	2,095	97,400
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 2.8%
U.S. Treasury Notes
4.13%, 1/31/2027 (m)	74,908	75,319
3.38%, 9/15/2027	200	199
3.63%, 10/31/2030	5,550	5,511
Total U.S. Treasury Obligations (Cost $81,030)		81,029
Asset-Backed Securities — 0.3%
United States — 0.3%
American Credit Acceptance Receivables Trust
Series 2026-1, Class C, 4.55%, 1/12/2033 (c)	865	866
Series 2026-1, Class D, 5.10%, 1/12/2033 (c)	784	784
Aqua Finance Issuer Trust Series 2025-B, Class A, 4.79%, 5/17/2051 (c)	624	631
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C, 4.44%, 11/17/2031	364	365
Series 2026-1, Class D, 4.99%, 11/17/2031	442	444
Exeter Automobile Receivables Trust
Series 2026-1A, Class C, 4.40%, 5/17/2032	348	349
Series 2026-1A, Class D, 5.00%, 5/17/2032	691	692
GS Mortgage-Backed Securities Trust Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (c) (j)	294	294
Lendmark Funding Trust Series 2025-2A, Class A, 4.78%, 10/20/2034 (c)	1,407	1,419
Progress Residential Trust Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (c)	1,295	1,233
RCKT Mortgage Trust Series 2025-CES11, Class A1A, 4.97%, 11/25/2055 (c) (j)	880	883
Santander Drive Auto Receivables Trust Series 2025-3, Class C, 4.68%, 9/15/2031	313	315
Sierra Timeshare Receivables Funding LLC Series 2025-2A, Class A, 4.72%, 4/20/2044 (c)	187	187
Total Asset-Backed Securities (Cost $8,402)		8,462
Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
CHL Mortgage Pass-Through Trust Series 2007-10, Class A4, 5.50%, 7/25/2037	—	—
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, Class A4, 4.39%, 4/25/2036 (n)	—	—
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (c) (j)	251	246
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 4.15%, 1/25/2047 (n)	—	—
JPMorgan Mortgage Trust Series 2005-A8, Class 2A3, 5.19%, 11/25/2035 (n)	—	—
LHOME Mortgage Trust Series 2026-RTL1, Class A1, 4.96%, 1/25/2041 (c) (j) (o)	830	830
New Residential Mortgage Loan Trust Series 2026-NQM1, Class A1, 4.82%, 11/25/2065 (c) (n)	962	962

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
OBX Trust Series 2026-NQM2, Class A1A, 4.82%, 12/1/2065 (c) (j)	1,170	1,172
Total Collateralized Mortgage Obligations (Cost $3,204)		3,210
Supranational — 0.1%
Asian Development Bank, 3.40%, 9/10/2027 (b)(Cost $2,216)	AUD3,030	2,077
Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
GNMA II, 30 Year Pool # MB0203, 4.50%, 2/20/2055(Cost $1,112)	USD1,130	1,105
Commercial Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048 (c) (n)	107	102
Series 2018-2, Class M3, 4.72%, 10/26/2048 (c) (n)	156	147
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (c) (n)	177	182
Total Commercial Mortgage-Backed Securities (Cost $440)		431
Loan Assignments — 0.0% ‡ (p) ^
United States — 0.0% ^
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 5.67%, 6/30/2026 (h) (i)	352	— (d)
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 5.67%, 6/30/2026 (h) (i)	970	241
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 12/31/2026 (k) (n)	13	—
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 15.83% (PIK) + 11.50%), 15.44%, 6/30/2026 (h) (i)	29	28
Total Loan Assignments (Cost $1,333)		269
Short-Term Investments — 10.9%
Commercial Paper — 0.0% ^
Credit Industriel et Commercial, 4.44%, 5/12/2026 (c) (q) (Cost $184)	186	184
	SHARES (000)
Investment Companies — 10.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.69% (l) (r) (Cost $288,126)	288,031	288,146
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (l) (r) (Cost $25,979)	25,979	25,979
Total Short-Term Investments (Cost $314,289)		314,309
Total Investments — 100.1% (Cost $2,420,856)		2,884,879
Liabilities in Excess of Other Assets — (0.1)%		(3,306)
NET ASSETS — 100.0%		2,881,573

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
CME	Chicago Mercantile Exchange
CNY	China Yuan
COP	Columbian Peso
CVA	Certificaten Van Aandelen (Dutch Certificate)
CZK	Czech Republic Koruna
ETF	Exchange Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
JSC	Joint Stock Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
OYJ	Public Limited Company
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PLN	Polish Zloty
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
RON	Romanian Leu
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
THB	Thai Baht
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $23,489.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Value is zero.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at January 31, 2026 is $9,134 or 0.32% of the Fund’s net
assets as of January 31, 2026.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2026.

(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2026.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2026.

(k)	Defaulted security.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2026.

(o)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(p)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(q)	The rate shown is the effective yield as of January 31, 2026.
(r)	The rate shown is the current yield as of January 31, 2026.
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	12.6%
Fixed Income	7.4
Banks	7.4
Semiconductors & Semiconductor Equipment	6.1
Interactive Media & Services	3.1
Oil, Gas & Consumable Fuels	3.0
U.S. Treasury Notes	2.8
Capital Markets	2.8
Software	2.3
Technology Hardware, Storage & Peripherals	2.1
Pharmaceuticals	2.1
Hotels, Restaurants & Leisure	2.0
Broadline Retail	1.9
Financial Services	1.6
U.S. Equity	1.5
Insurance	1.5
Specialty Retail	1.4
Aerospace & Defense	1.4
Machinery	1.2
Electric Utilities	1.2
Automobiles	1.2
Metals & Mining	1.1
Media	1.1
Entertainment	1.1
Biotechnology	1.0
Others (each less than 1.0%)	18.2
Short-Term Investments	10.9

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, can be found in financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of January 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-BTP	21	03/06/2026	EUR	3,015	19
Euro-Bund	160	03/06/2026	EUR	24,301	13
Euro-OAT	205	03/06/2026	EUR	29,629	144
Euro-Schatz	438	03/06/2026	EUR	55,498	2
Japan 10 Year Mini Bond	123	03/12/2026	JPY	10,460	(140)
TOPIX Index	266	03/12/2026	JPY	61,576	3,521
Japan 10 Year Bond	259	03/13/2026	JPY	220,324	(1,121)
Australia 10 Year Bond	49	03/16/2026	AUD	3,724	(3)
Foreign Exchange JPY/USD	356	03/16/2026	USD	28,860	122
Foreign Exchange CAD/USD	510	03/17/2026	USD	37,526	350
Korea 10 Year Bond	185	03/17/2026	KRW	14,238	(181)
S&P / TSX 60 Index	99	03/19/2026	CAD	26,957	(124)
Canada 5 Year Bond	63	03/20/2026	CAD	5,252	(24)
FTSE 100 Index	218	03/20/2026	GBP	30,395	1,053
MSCI EAFE Index	167	03/20/2026	USD	25,357	1,033
MSCI Emerging Markets Index	1,741	03/20/2026	USD	132,412	961
S&P 500 E-Mini Index	919	03/20/2026	USD	320,145	2,690
S&P E-Mini Communication Services Index	364	03/20/2026	USD	57,385	1,694
U.S. Treasury 10 Year Note	318	03/20/2026	USD	35,536	44
U.S. Treasury 10 Year Ultra Note	888	03/20/2026	USD	101,260	(733)
U.S. Treasury Long Bond	9	03/20/2026	USD	1,033	(20)
XAF Financial Index	219	03/20/2026	USD	36,165	(529)
XAK Technology Equity Index	256	03/20/2026	USD	74,570	(295)
XAV Health Care Index	58	03/20/2026	USD	9,098	(216)
XAY Consumer Discretionary Index	48	03/20/2026	USD	11,806	(123)
Long Gilt	1,101	03/27/2026	GBP	136,870	(330)
U.S. Treasury 2 Year Note	350	03/31/2026	USD	72,964	55
U.S. Treasury 5 Year Note	2,656	03/31/2026	USD	289,276	(1,878)
					5,984

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Euro-Bobl	(148)	03/06/2026	EUR	(20,450)	8
Euro-Bund	(1,035)	03/06/2026	EUR	(157,195)	(102)
Euro-Buxl 30 Year Bond	(82)	03/06/2026	EUR	(10,661)	77
Australia 10 Year Bond	(1,236)	03/16/2026	AUD	(93,946)	(171)
SPI 200 Index	(587)	03/19/2026	AUD	(89,589)	(1,351)
Canada 10 Year Bond	(458)	03/20/2026	CAD	(40,716)	128
DJ US Real Estate Index	(1,132)	03/20/2026	USD	(41,408)	(852)
EURO STOXX 50 Index	(468)	03/20/2026	EUR	(32,991)	(876)
Russell 2000 E-Mini Index	(69)	03/20/2026	USD	(9,062)	(311)
U.S. Treasury 10 Year Note	(492)	03/20/2026	USD	(54,981)	366
U.S. Treasury 10 Year Ultra Note	(247)	03/20/2026	USD	(28,166)	188
U.S. Treasury Ultra Bond	(176)	03/20/2026	USD	(20,603)	245
XAB Materials Equity Index	(144)	03/20/2026	USD	(15,106)	76
XAE Energy Index	(139)	03/20/2026	USD	(14,920)	(1,189)
XAI E-Mini Industrial Select Sector	(24)	03/20/2026	USD	(4,018)	(247)
XAP Consumer Staples Index	(399)	03/20/2026	USD	(33,747)	(1,744)
XAU Utilities Index	(257)	03/20/2026	USD	(22,508)	(211)
					(5,966)
					18

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Republic Won
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
USD	United States Dollar

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of January 31, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	8,278	USD	5,540	Barclays Bank plc	2/24/2026	223
AUD	4,874	USD	3,273	Citibank, NA	2/24/2026	120
AUD	878	USD	610	HSBC Bank, NA	2/24/2026	1
CAD	589	SEK	3,848	Citibank, NA	2/24/2026	1
CAD	589	SEK	3,847	Goldman Sachs International	2/24/2026	1
CAD	587	USD	423	Goldman Sachs International	2/24/2026	8
CAD	575	USD	418	HSBC Bank, NA	2/24/2026	5
CHF	675	SEK	7,784	Goldman Sachs International	2/24/2026	1
CHF	659	USD	852	BNP Paribas	2/24/2026	2
CHF	1,173	USD	1,468	Goldman Sachs International	2/24/2026	52
CZK	37,993	USD	1,829	Goldman Sachs International	2/24/2026	22
DKK	14,500	USD	2,265	Morgan Stanley	2/24/2026	39
EUR	1,668	USD	1,954	BNP Paribas	2/24/2026	26
EUR	4,873	USD	5,708	Goldman Sachs International	2/24/2026	73
EUR	239	USD	281	HSBC Bank, NA	2/24/2026	3
EUR	11,913	USD	13,902	Morgan Stanley	2/24/2026	233
GBP	628	USD	858	BNP Paribas	2/24/2026	1
GBP	630	USD	847	Citibank, NA	2/24/2026	15
GBP	630	USD	857	Goldman Sachs International	2/24/2026	5
GBP	26	USD	35	HSBC Bank, NA	2/24/2026	1
ILS	6,470	USD	2,059	Barclays Bank plc	2/24/2026	29
JPY	8,701,490	USD	54,953	BNP Paribas	2/24/2026	1,367
JPY	47,023	USD	298	HSBC Bank, NA	2/24/2026	6
MXN	129,412	USD	7,238	Barclays Bank plc	2/24/2026	153
NOK	11,661	USD	1,155	Barclays Bank plc	2/24/2026	55
NZD	12,590	USD	7,247	Citibank, NA	2/24/2026	339
NZD	13,931	USD	8,012	Goldman Sachs International	2/24/2026	382
PLN	12,655	USD	3,501	BNP Paribas	2/24/2026	60
RON	5,877	USD	1,343	Goldman Sachs International	2/24/2026	23
SEK	7,655	CAD	1,168	Citibank, NA	2/24/2026	2
SEK	7,693	USD	845	Barclays Bank plc	2/24/2026	20
SEK	68,525	USD	7,454	Goldman Sachs International	2/24/2026	247
USD	432	CAD	584	BNP Paribas	2/24/2026	3
USD	437	CAD	592	Goldman Sachs International	2/24/2026	3
USD	116	CHF	89	BNP Paribas	2/24/2026	1
USD	753	CHF	577	Goldman Sachs International	2/24/2026	5
USD	4,954	EUR	4,162	Goldman Sachs International	2/24/2026	15
AUD	401	USD	267	Barclays Bank plc	3/24/2026	13
AUD	239	USD	161	BNP Paribas	3/24/2026	6
AUD	397	USD	264	Standard Chartered Bank	3/24/2026	12
BRL	8,480	USD	1,522	BNP Paribas**	3/24/2026	70
BRL	4,227	USD	758	Goldman Sachs International**	3/24/2026	37
CLP	120,129	USD	132	Barclays Bank plc**	3/24/2026	6
CLP	1,552,169	USD	1,704	BNP Paribas**	3/24/2026	71
CLP	117,489	USD	134	HSBC Bank, NA**	3/24/2026	— (a)
CNY	31,906	USD	4,549	Morgan Stanley**	3/24/2026	38
CZK	50,119	USD	2,421	HSBC Bank, NA	3/24/2026	21
EUR	455	CZK	11,046	Barclays Bank plc	3/24/2026	3
EUR	453	CZK	10,994	Goldman Sachs International	3/24/2026	3
EUR	228	USD	268	Barclays Bank plc	3/24/2026	3
EUR	269	USD	316	Morgan Stanley	3/24/2026	3
EUR	674	USD	797	Standard Chartered Bank	3/24/2026	3
GBP	199	USD	268	Barclays Bank plc	3/24/2026	4
HUF	173,894	USD	527	HSBC Bank, NA	3/24/2026	11
HUF	15,409	USD	47	Morgan Stanley	3/24/2026	1
KRW	988,599	USD	675	Barclays Bank plc**	3/24/2026	8
KRW	591,407	USD	405	BNP Paribas**	3/24/2026	4
KRW	197,675	USD	135	Goldman Sachs International**	3/24/2026	2

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
KRW	684,657	USD	466	Standard Chartered Bank**	3/24/2026	7
MYR	7,378	USD	1,803	BNP Paribas**	3/24/2026	71
PHP	10,937	USD	185	Barclays Bank plc**	3/24/2026	1
PHP	15,533	USD	263	BNP Paribas**	3/24/2026	1
PHP	8,044	USD	136	Standard Chartered Bank**	3/24/2026	— (a)
PLN	6,374	USD	1,768	Morgan Stanley	3/24/2026	26
RON	958	EUR	186	Barclays Bank plc	3/24/2026	2
RON	1,904	EUR	368	BNP Paribas	3/24/2026	4
RON	951	EUR	184	HSBC Bank, NA	3/24/2026	2
RON	955	EUR	185	Merrill Lynch International	3/24/2026	2
SGD	617	USD	483	Barclays Bank plc	3/24/2026	4
SGD	204	USD	160	BNP Paribas	3/24/2026	2
THB	8,345	USD	264	Barclays Bank plc	3/24/2026	2
THB	9,750	USD	311	Goldman Sachs International	3/24/2026	— (a)
THB	89,184	USD	2,835	HSBC Bank, NA	3/24/2026	8
USD	137	AUD	196	Barclays Bank plc	3/24/2026	1
USD	137	AUD	196	Goldman Sachs International	3/24/2026	1
USD	137	AUD	196	Standard Chartered Bank	3/24/2026	1
USD	136	BRL	713	Barclays Bank plc**	3/24/2026	2
USD	273	CLP	234,089	HSBC Bank, NA**	3/24/2026	5
USD	475	COP	1,757,434	Goldman Sachs International**	3/24/2026	3
USD	273	GBP	199	Barclays Bank plc	3/24/2026	1
USD	210	INR	19,191	Standard Chartered Bank**	3/24/2026	2
USD	268	KRW	387,149	Merrill Lynch International**	3/24/2026	1
USD	274	KRW	395,865	Standard Chartered Bank**	3/24/2026	1
USD	141	KRW	201,562	State Street Corp.**	3/24/2026	1
USD	312	PEN	1,047	Goldman Sachs International**	3/24/2026	1
USD	136	ZAR	2,183	Barclays Bank plc	3/24/2026	2
USD	210	ZAR	3,348	HSBC Bank, NA	3/24/2026	3
USD	380	ZAR	6,092	Morgan Stanley	3/24/2026	5
ZAR	2,192	USD	134	Barclays Bank plc	3/24/2026	2
ZAR	5,981	USD	363	BNP Paribas	3/24/2026	6
ZAR	12,140	USD	748	HSBC Bank, NA	3/24/2026	1
MXN	7,201	USD	396	Citibank, NA	3/25/2026	14
MXN	8,972	USD	494	Morgan Stanley	3/25/2026	17
MXN	3,813	USD	210	Standard Chartered Bank	3/25/2026	7
Total unrealized appreciation						4,070
AUD	621	USD	434	BNP Paribas	2/24/2026	(2)
AUD	641	USD	448	Goldman Sachs International	2/24/2026	(2)
CHF	673	NZD	1,469	Goldman Sachs International	2/24/2026	(13)
EUR	725	AUD	1,266	BNP Paribas	2/24/2026	(22)
EUR	2,066	CHF	1,915	Goldman Sachs International	2/24/2026	(31)
EUR	286	JPY	52,535	Morgan Stanley	2/24/2026	— (a)
EUR	727	USD	868	BNP Paribas	2/24/2026	(6)
EUR	5,802	USD	6,929	HSBC Bank, NA	2/24/2026	(45)
EUR	5,634	USD	6,723	Morgan Stanley	2/24/2026	(37)
GBP	630	CHF	672	BNP Paribas	2/24/2026	(9)
GBP	631	USD	870	Goldman Sachs International	2/24/2026	(6)
GBP	36	USD	49	HSBC Bank, NA	2/24/2026	— (a)
GBP	68	USD	94	Morgan Stanley	2/24/2026	— (a)
JPY	12,176	USD	79	Barclays Bank plc	2/24/2026	— (a)
JPY	131,785	USD	865	Goldman Sachs International	2/24/2026	(12)
SGD	1,550	EUR	1,036	Goldman Sachs International	2/24/2026	(9)
THB	136,772	USD	4,359	BNP Paribas	2/24/2026	(6)
USD	841	AUD	1,260	Citibank, NA	2/24/2026	(36)
USD	113	AUD	170	Merrill Lynch International	2/24/2026	(5)
USD	6,471	CAD	8,965	BNP Paribas	2/24/2026	(118)
USD	3,042	EUR	2,600	BNP Paribas	2/24/2026	(43)
USD	4,835	EUR	4,124	Goldman Sachs International	2/24/2026	(58)

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	848	GBP	629	Citibank, NA	2/24/2026	(13)
USD	14,652	GBP	10,891	Morgan Stanley	2/24/2026	(251)
USD	6,642	HUF	2,200,419	Goldman Sachs International	2/24/2026	(186)
USD	265	HUF	87,996	HSBC Bank, NA	2/24/2026	(8)
USD	293	JPY	46,144	Barclays Bank plc	2/24/2026	(6)
USD	300	MXN	5,307	Goldman Sachs International	2/24/2026	(3)
USD	10,095	MXN	180,358	Morgan Stanley	2/24/2026	(207)
USD	2,610	SGD	3,351	Goldman Sachs International	2/24/2026	(28)
BRL	713	USD	135	Barclays Bank plc**	3/24/2026	(1)
CZK	5,464	EUR	225	Barclays Bank plc	3/24/2026	(1)
EUR	178	HUF	69,122	Barclays Bank plc	3/24/2026	(3)
INR	23,792	USD	263	BNP Paribas**	3/24/2026	(4)
INR	35,462	USD	391	HSBC Bank, NA**	3/24/2026	(6)
PHP	16,049	USD	273	Goldman Sachs International**	3/24/2026	(1)
THB	10,212	USD	329	Goldman Sachs International	3/24/2026	(3)
USD	136	AUD	196	Standard Chartered Bank	3/24/2026	— (a)
USD	127	BRL	701	Barclays Bank plc**	3/24/2026	(5)
USD	305	BRL	1,682	BNP Paribas**	3/24/2026	(11)
USD	136	CLP	121,072	BNP Paribas**	3/24/2026	(3)
USD	133	CLP	120,471	Goldman Sachs International**	3/24/2026	(5)
USD	155	COP	606,158	Barclays Bank plc**	3/24/2026	(7)
USD	455	COP	1,757,712	BNP Paribas**	3/24/2026	(17)
USD	584	COP	2,244,904	HSBC Bank, NA**	3/24/2026	(18)
USD	1,526	COP	5,858,848	Standard Chartered Bank**	3/24/2026	(43)
USD	391	CZK	8,077	HSBC Bank, NA	3/24/2026	(4)
USD	1,228	CZK	25,450	Morgan Stanley	3/24/2026	(12)
USD	267	EUR	229	BNP Paribas	3/24/2026	(5)
USD	1,851	EUR	1,570	HSBC Bank, NA	3/24/2026	(15)
USD	75	GBP	56	Morgan Stanley	3/24/2026	(2)
USD	260	HUF	86,484	Barclays Bank plc	3/24/2026	(8)
USD	273	INR	25,138	Standard Chartered Bank**	3/24/2026	— (a)
USD	267	KRW	386,922	Barclays Bank plc**	3/24/2026	— (a)
USD	130	MXN	2,398	Goldman Sachs International	3/24/2026	(7)
USD	4,924	MXN	89,463	Morgan Stanley	3/24/2026	(172)
USD	40	MYR	163	BNP Paribas**	3/24/2026	(1)
USD	788	PHP	46,712	BNP Paribas**	3/24/2026	(4)
USD	415	PHP	24,705	Standard Chartered Bank**	3/24/2026	(4)
USD	200	RON	873	Barclays Bank plc	3/24/2026	(3)
USD	160	RON	701	BNP Paribas	3/24/2026	(3)
USD	833	RON	3,642	Goldman Sachs International	3/24/2026	(13)
USD	689	RON	3,012	HSBC Bank, NA	3/24/2026	(10)
USD	265	SGD	342	BNP Paribas	3/24/2026	(4)
USD	108	SGD	139	HSBC Bank, NA	3/24/2026	(1)
USD	265	SGD	341	Morgan Stanley	3/24/2026	(4)
USD	300	ZAR	4,990	Goldman Sachs International	3/24/2026	(7)
USD	266	ZAR	4,386	HSBC Bank, NA	3/24/2026	(4)
USD	1,701	ZAR	28,919	Morgan Stanley	3/24/2026	(82)
ZAR	2,582	USD	161	BNP Paribas	3/24/2026	(2)
IDR	9,084,684	USD	544	BNP Paribas**	3/25/2026	(3)
IDR	4,376,404	USD	262	Standard Chartered Bank**	3/25/2026	(1)
IDR	2,786,672	USD	166	State Street Corp.**	3/25/2026	— (a)
COP	788,683	USD	212	BNP Paribas**	4/22/2026	(2)
Total unrealized depreciation						(1,663)
Net unrealized appreciation						2,407

Abbreviations
AUD	Australian Dollar

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$8,462	$—	$8,462
Collateralized Mortgage Obligations	—	3,210	—	3,210
Commercial Mortgage-Backed Securities	—	431	—	431
Common Stocks
Australia	—	20,860	—	20,860
Austria	—	725	—	725
Belgium	—	2,311	—	2,311
Brazil	14,608	91	—	14,699
Canada	2,913	—	—	2,913
Chile	—	235	—	235
China	4,827	69,285	—	74,112
Denmark	—	8,919	—	8,919
Finland	—	2,927	—	2,927
France	—	39,004	—	39,004
Germany	—	34,841	—	34,841
Greece	1,426	1,609	—	3,035
Guatemala	902	—	—	902
Hong Kong	111	10,821	—	10,932
Hungary	—	2,541	—	2,541
India	15,976	17,219	—	33,195
Indonesia	—	3,406	—	3,406
Ireland	2,166	854	—	3,020
Israel	713	1,859	—	2,572
Italy	—	8,386	—	8,386
Ivory Coast	—	132	—	132
Japan	421	77,421	—	77,842
Kazakhstan	520	—	—	520
Luxembourg	—	465	—	465
Macau	—	815	—	815
Malaysia	—	1,134	—	1,134
Mexico	5,416	130	—	5,546
Netherlands	2,220	21,897	—	24,117
New Zealand	101	480	—	581
Norway	125	1,338	—	1,463
Peru	1,373	—	—	1,373
Poland	—	47	—	47
Portugal	—	991	—	991
Russia	—	—	—(a )	—(a )
Saudi Arabia	—	3,071	—	3,071
Singapore	1,482	9,224	—	10,706
South Africa	2,146	7,944	—	10,090
South Korea	2,551	37,975	—	40,526

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Spain	$232	$9,435	$—	$9,667
Sweden	—	17,003	—	17,003
Switzerland	—	15,011	—	15,011
Taiwan	8,109	53,047	—	61,156
Turkey	—	827	—	827
United Arab Emirates	530	2,290	— (a)	2,820
United Kingdom	2,783	30,561	—	33,344
United States	771,585	22,572	12	794,169
Total Common Stocks	843,236	539,703	12	1,382,951
Corporate Bonds
Australia	—	521	—	521
Austria	—	291	—	291
Belgium	—	1,241	—	1,241
Canada	—	22,445	—	22,445
Denmark	—	2,448	—	2,448
France	—	10,770	—	10,770
Germany	—	15,101	—	15,101
Hong Kong	—	199	—	199
Ireland	—	6,940	—	6,940
Italy	—	16,570	—	16,570
Luxembourg	—	543	—	543
Mexico	—	4,867	—	4,867
Netherlands	—	2,339	—	2,339
Portugal	—	4,364	—	4,364
Puerto Rico	—	594	—	594
Saudi Arabia	—	809	—	809
Spain	—	10,501	—	10,501
Switzerland	—	13,530	—	13,530
Thailand	—	529	—	529
Trinidad And Tobago	—	210	—	210
United Kingdom	—	13,705	—	13,705
United States	—	341,193	4	341,197
Total Corporate Bonds	—	469,710	4	469,714
Exchange-Traded Funds	97,400	—	—	97,400
Foreign Government Securities	—	363,797	—	363,797
Investment Companies	160,125	—	—	160,125
Loan Assignments	—	—	269	269
Mortgage-Backed Securities	—	1,105	—	1,105
Supranational	—	2,077	—	2,077
U.S. Treasury Obligations	—	81,029	—	81,029
Short-Term Investments
Commercial Paper	—	184	—	184
Investment Companies	288,146	—	—	288,146
Investment of Cash Collateral from Securities Loaned	25,979	—	—	25,979
Total Short-Term Investments	314,125	184	—	314,309
Total Investments in Securities	$1,414,886	$1,469,708	$285	$2,884,879

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,070	$—	$4,070
Futures Contracts	12,789	—	—	12,789
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,663)	$—	$(1,663)
Futures Contracts	(12,597)	(174)	—	(12,771)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$192	$2,233	$—	$2,425

(a)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended January 31, 2026.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Income ETF (a)	$97,243	$—	$—	$—	$157	$97,400	2,095	$1,365	$—
JPMorgan Income Fund Class R6 Shares (a)	114,375	1,715	—	—	132	116,222	13,514	1,715	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.69% (a) (b)	245,117	431,818	388,784	20	(25)	288,146	288,031	2,327	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	17,427	87,059	78,507	—	—	25,979	25,979	318	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	—	42,776	—	—	1,127	43,903	932	—	—
Total	$474,162	$563,368	$467,291	$20	$1,391	$571,650		$5,725	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.
C. Derivatives— The Fund used derivative instruments including options, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g.,

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.